                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


            Investment Company Act file number 811-09303 & 811-09923
                                               ---------------------

             KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
             -------------------------------------------------------

                             1311 MAMARONECK AVENUE
                             WHITE PLAINS, NY 10605
                             ----------------------
               (Address of principal executive offices) (Zip code)

                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
                     (Name and address of agent for service)

                                 (800) 930-3828
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31, 2003
                         -----------------

Date of reporting period: DECEMBER 31, 2003
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                         DECEMBER 31, 2003 WWW.KINETICSFUNDS.COM



                         ANNUAL REPORT



                         The INTERNET Fund



                         The Internet EMERGING GROWTH Fund



                         The PARADIGM Fund



                         The MEDICAL Fund



                         The SMALL CAP OPPORTUNITIES Fund



                         The KINETICS GOVERNMENT MONEY MARKET Fund



                          EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

[KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 December 31, 2003

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Year 2003 Annual Market Commentary..........................    5
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets & Liabilities.........................   15
  Statement of Operations...................................   18
  Statements of Changes in Net Assets.......................   22
  Notes to Financial Statements.............................   29
  Financial Highlights......................................   40
  Report of Independent Auditors............................   51
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   52
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   58
  Portfolio of Investments The Paradigm Portfolio...........   62
  Portfolio of Investments The Medical Portfolio............   70
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   75
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   81
  Portfolio of Options Written The Internet Portfolio.......   82
  Portfolio of Options Written The Paradigm Portfolio.......   83
  Portfolio of Options Written The Medical Portfolio........   84
  Portfolio of Options Written The Small Cap Opportunities
     Portfolio..............................................   85
  Statement of Assets & Liabilities.........................   86
  Statement of Operations...................................   89
  Statements of Changes in Net Assets.......................   92
  Notes to Financial Statements.............................   96
  Report of Independent Auditors............................  106

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Shareholders,

     The year 2003 was exceedingly kind to Kinetics, as all of our Funds appreciated substantially in value: Internet Fund -- Investor Class, 40.11%; Medical Fund -- Investor Class, 23.19%; Paradigm
     Fund -- Investor Class, 47.87%; Small Cap Opportunities Fund -- Investor Class, 66.51%; and the Internet Emerging Growth Fund -- Investor Class, 33.56%. This is a reversal of 2002, a year in which the unit values of our funds declined by varying amounts. In last year's commentary, we stated that consecutive down years are not a prelude to more down years. The reason cited for this belief was that stock returns are, by nature, non-linear, reflecting the emotional experience that investing tends to be for most people.

     While there is a high level of variability in yearly stock returns, there is a very strong long-term correlation between the underlying business returns of companies and the prices of their stocks. A stock certificate is merely the legal representation of a fractional ownership in a real business, and investors cannot divorce, indefinitely, the value of a stock from the underlying business return.

     Over the last seventy-five years, the S&P 500 Index has produced an average annual return, dividends plus appreciation, of approximately 11%. Over the same time period, the average return on shareholders' equity of the companies in the S&P 500 Index was approximately 11%. Investors ultimately receive the returns of the businesses in which they are invested. Understanding this relationship allows one to look past short-term market volatility and to focus upon the ultimate driver of stock returns, the business operations themselves. With this knowledge one can ignore the emotional aspects of investing, which causes far too many investors to sell when stocks are cheap, and to buy when stocks are expensive. Any investment confidence we express is derived from the attractiveness of the underlying businesses which we own in our Funds.

     At the outset of 2003, we believed that the typical stock violated the margin-of-safety concept. Under this concept, stocks are deemed to have a "margin of safety" if a portfolio of diversified common stocks can be purchased with an earnings yield of

     5 percentage points above the 10-year U.S. Treasury Note. During 2003, the 10-year U.S. Treasury Note had an average yield not far from 4%. Under this definition, a diversified portfolio of common stocks should have had an earnings yield of approximately 9%, or the average price-earnings multiple should have been approximately 11. This 5-percentage-point yield advantage is meant to amply compensate one for investing in the more risky asset class, stocks.

     Throughout 2003, the typical stock had an earnings yield of less than 4%, meaning that the average investor was not being adequately compensated for being invested in stocks. The condition at the start of 2004 is similar to that at the start of 2003. Given how well the most speculative stocks, those with no earnings yield, performed in 2003, it is obvious that a violation of the margin-of-safety concept is not a good short-term predictor of stock returns. Longer term, however, investors that routinely ignore this principle, or other measures of safety, ultimately experience unpleasant and sub-par investment results. As a note of caution, and to temper expectations, a positive period does not portend more positive results.

     The five equity funds that we manage vary in degree of investment safety. Of our offerings, The Paradigm and The Small Cap Opportunities Funds offer the greatest flexibility and safety to investors, with the Paradigm being the more conservative of the two. Of course, this statement does not exempt these Funds from fluctuations and negative periods. It merely means that the Funds can seek opportunities in more areas than can our other three equity funds. The Internet Fund, the Internet Emerging Growth Fund and the Medical Fund are sector funds and, thus, are narrower in their areas of focus. These Funds should be used to compliment our more diversified offerings. That being said, we believe Kinetics' investment methodology makes these sector funds unique in their categories.

     We offer no predictions for 2004. We do not view ourselves as experts on interest rates, foreign currencies, commodities, etc., etc. We particularly have no great insight into the short-term direction of the stock market. When forced to predict the direction of the stock market at the start of 2003, we were less than optimistic regarding the typical stock. Fortunately, by focusing on individual companies, and not the market, we had a very rewarding 2003.

     We believe we possess the skills to find and to accurately assess uncorrelated, attractive investments that should allow our Funds to generate very satisfactory results with the passage of time. Our investment philosophy is not predicated upon short-term market performance. Instead, we try to utilize long-term, comprehensive strategic thinking. Despite the fact that the typical equity remains expensive, on the basis of historical valuation metrics, we believe our Funds offer attractive risk/reward characteristics for investors.

     We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

   /s/ Peter B. Doyle
     Peter B. Doyle
     President
     Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 YEAR 2003 ANNUAL MARKET COMMENTARY

     Dear Shareholders,

     We are pleased to present the Kinetics Mutual Funds annual report for the fiscal year ended December 31, 2003. On an absolute basis, the Kinetics Family of Mutual Funds had excellent performance for 2003. On a relative basis, some of our Funds outperformed and some of our Funds under-performed their peers during the year. Of notable distinction, the Paradigm Fund had stellar absolute and relative performance. The Paradigm Fund's average annual return for Investor Class shares of The Paradigm Fund from inception (12/31/99) through December 31 2003 was 10.60%. Over the same time period, the S&P 500 Index had an average annual return of -5.25%. The Internet Fund and Internet Emerging Growth Fund under-performed their peers for the year, albeit with excellent returns. We believe this underperformance was largely attributable to our unwillingness to assume the financial risk taken by our peers. In many ways, particularly as it pertains to technology/Internet investment, 2003 can be characterized as the more speculative the better. This trend, in our opinion, is not likely to continue during 2004. Over the long term, our conservatism, within this volatile sector, has allowed us to post superior relative returns, and we have no reason to believe that our positioning of these funds will not be rewarded in the future.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

     Kinetics offers the following funds to investors:

     THE INTERNET FUND is sector fund that focuses on companies involved in the evolution of Internet-related technology. As a sector fund with a focus on Internet/technology, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to constitute a major component of one's equity exposure. We view this Fund's holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that over time some small percentage will develop into excellent investments, allowing the Fund to produce overall satisfactory, albeit lumpy, investment results.

     THE MEDICAL FUND is a sector fund offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

     THE PARADIGM FUND focuses on companies that have currently, or, hopefully, will have in the near future, sustainable high returns on equity. The Fund has produced attractive returns over the last four years in what may be described as a very difficult period for equity investors. The Paradigm Fund is Kinetics' most conservative Fund.

     THE INTERNET EMERGING GROWTH FUND focuses upon early life cycle companies that are positioned on the edge of the curve in the evolution of Internet-related technology. The statements made about the Internet Fund are equally applicable to this Fund.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that helps to round out our equity product offerings.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROGRAM, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE KINETICS MUTUAL FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     THE INFORMATION CONCERNING THE FUNDS INCLUDED IN THE SHAREHOLDER REPORT CONTAIN CERTAIN FORWARD-LOOKING STATEMENTS ABOUT THE FACTORS THAT MAY AFFECT THE PERFORMANCE OF THE FUNDS IN THE FUTURE. THESE STATEMENTS ARE BASED ON FUND MANAGEMENT'S PREDICTIONS AND EXPECTATIONS CONCERNING CERTAIN FUTURE EVENTS AND THEIR EXPECTED IMPACT ON THE FUNDS, SUCH AS PERFORMANCE OF THE ECONOMY AS A WHOLE AND OF SPECIFIC INDUSTRY SECTORS, CHANGES IN THE LEVELS OF INTEREST RATES, THE IMPACT OF DEVELOPING WORLD EVENTS, AND OTHER FACTORS THAT MAY INFLUENCE THE FUTURE PERFORMANCE OF THE FUNDS. MANAGEMENT BELIEVES THESE FORWARD-LOOKING STATEMENTS TO BE REASONABLE, ALTHOUGH THEY ARE INHERENTLY UNCERTAIN AND DIFFICULT TO PREDICT. ACTUAL EVENTS MAY CAUSE ADJUSTMENTS IN PORTFOLIO MANAGEMENT STRATEGIES FROM THOSE CURRENTLY EXPECTED TO BE EMPLOYED.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR, INC. IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2004 -- KINETICS ASSET MANAGEMENT, INC.

   HOW A $10,000 INVESTMENT HAS GROWN:

   The charts show the growth of a $10,000 investment in the Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, tax considerations are not taken into account. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.

   S&P 500 INDEX -- The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of all dividends, but does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds' portfolios. It is not possible to directly invest in an index.

   NASDAQ COMPOSITE INDEX -- The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds' portfolios. It is not possible to directly invest in an index.

                               THE INTERNET FUND
                     OCTOBER 21, 1996 -- DECEMBER 31, 2003
[GRAPH]

                                                  THE INTERNET FUND --
                                                     INVESTOR CLASS                  S&P 500                NASDAQ COMPOSITE
                                                  --------------------               -------                ----------------
10/21/96                                                  10000                       10000                       10000
12/96                                                      9420                       10466                       10396
                                                           7420                       10746                        9842
                                                           8780                       12623                       11636
                                                          11020                       13568                       13614
12/97                                                     10620                       13958                       12698
                                                          13700                       15905                       14860
                                                          19000                       16430                       15353
                                                          17140                       14796                       13739
12/98                                                     31451                       17947                       17803
                                                          60720                       18841                       20001
                                                          67002                       20169                       21844
                                                          59260                       18910                       22348
12/99                                                     99542                       21723                       33137
                                                         107628                       22221                       37250
                                                          71659                       21631                       32321
                                                          65093                       21421                       29944
12/00                                                     48280                       19745                       20153
                                                          44837                       17404                       15023
                                                          49300                       18423                       17656
                                                          39873                       15719                       12253
12/01                                                     43636                       17398                       15958
                                                          41574                       17446                       15112
                                                          35869                       15109                       11994
                                                          30865                       12489                        9617
12/02                                                     33407                       13553                       10970
                                                          34168                       13126                       11035
                                                          42355                       15147                       13365
                                                          43356                       15548                       14731
12/03                                                     46808                       17441                       16543

                                                          ENDED 12/31/03
                                 ----------------------------------------------------------------
                                             ADVISOR         ADVISOR
                                 INVESTOR    CLASS A         CLASS A                     NASDAQ
                                  CLASS     (NO LOAD)   (LOAD ADJUSTED)(1)   S&P 500    COMPOSITE
-------------------------------------------------------------------------------------------------
One Year                          40.11%      38.92%          30.97%          28.68%      50.77%
-------------------------------------------------------------------------------------------------
Three Years                       -1.03%        N/A             N/A           -4.04%      -6.35%
-------------------------------------------------------------------------------------------------
Five Years                         8.28%        N/A             N/A           -0.57%      -1.45%
-------------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (10/21/96)                      23.92%        N/A             N/A            8.03%       7.24%
-------------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)                         N/A       -0.99%          -3.15%          -2.06%      -0.60%
-------------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

                       THE INTERNET EMERGING GROWTH FUND
                     DECEMBER 31, 1999 -- DECEMBER 31, 2003
[GRAPH]

                                                  THE INTERNET EMERGING
                                                       GROWTH FUND                   S&P 500                NASDAQ COMPOSITE
                                                  ---------------------              -------                ----------------
12/31/99                                                  10000                       10000                       10000
                                                          10010                        9529                        9762
                                                          12050                        9348                       11637
                                                          10770                       10263                       11332
                                                           7640                        9954                        9568
                                                           6470                        9750                        8430
6/00                                                       7060                        9990                        9832
                                                           6520                        9834                        9339
                                                           6700                       10445                       10430
                                                           5960                        9893                        9109
                                                           5260                        9852                        8358
                                                           4100                        9075                        6445
12/00                                                      3690                        9120                        6131
                                                           4490                        9443                        6882
                                                           4060                        8582                        5342
                                                           3740                        8038                        4570
                                                           3720                        8663                        5256
                                                           3940                        8721                        5243
6/01                                                       4030                        8509                        5371
                                                           4060                        8425                        5039
                                                           3920                        7898                        4489
                                                           3700                        7260                        3728
                                                           3850                        7398                        4204
                                                           4020                        7966                        4804
12/01                                                      4300                        8036                        4855
                                                           4120                        7918                        4815
                                                           3820                        7766                        4312
                                                           4000                        8058                        4597
                                                           4050                        7569                        4207
                                                           3880                        7514                        4027
6/02                                                       3540                        6978                        3649
                                                           3180                        6434                        3313
                                                           3220                        6477                        3281
                                                           3060                        5773                        2926
                                                           3150                        6281                        3320
                                                           3310                        6650                        3693
12/02                                                      3240                        6260                        3337
                                                           3210                        6096                        3302
                                                           3150                        6004                        3347
                                                           3190                        6063                        3357
                                                           3310                        6562                        3667
                                                           3600                        6908                        3997
6/03                                                       3730                        6996                        4066
                                                           3820                        7119                        4349
                                                           4050                        7258                        4539
                                                           4300                        7181                        4482
                                                           4410                        7587                        4850
                                                           4470                        7654                        4922
12/03                                                      4327                        8056                        5033

                                                                ENDED 12/31/03
                                                         -----------------------------
                                                                              NASDAQ
                                                          FUND     S&P 500   COMPOSITE
--------------------------------------------------------------------------------------
One Year                                                  33.56%   28.68%      50.77%
--------------------------------------------------------------------------------------
Three Years                                                5.46%   -4.04%      -6.35%
--------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                             -18.89%   -5.25%     -15.75%
--------------------------------------------------------------------------------------

                               THE PARADIGM FUND
                     DECEMBER 31, 1999 -- DECEMBER 31, 2003
[GRAPH]

                                                PARADIGM FUND -- INVESTOR
                                                          CLASS                      S&P 500                NASDAQ COMPOSITE
                                                -------------------------            -------                ----------------
12/31/99                                                  10000                       10000                       10000
                                                           9660                        9529                        9762
                                                           9800                        9348                       11637
                                                          10200                       10263                       11332
                                                           8980                        9954                        9568
                                                           8790                        9750                        8430
6/00                                                       8920                        9990                        9832
                                                           8940                        9834                        9339
                                                           9190                       10445                       10430
                                                           9370                        9893                        9109
                                                           9630                        9852                        8358
                                                           9600                        9075                        6445
12/00                                                     10400                        9120                        6131
                                                          10540                        9443                        6882
                                                          10530                        8582                        5342
                                                          10200                        8038                        4570
                                                          10360                        8663                        5256
                                                          10740                        8721                        5243
6/01                                                      10910                        8509                        5371
                                                          10900                        8425                        5039
                                                          10780                        7898                        4489
                                                          10150                        7260                        3728
                                                          10220                        7398                        4204
                                                          10340                        7966                        4804
12/01                                                     10610                        8036                        4855
                                                          10860                        7918                        4815
                                                          11000                        7786                        4312
                                                          11080                        8056                        4597
                                                          11130                        7569                        4207
                                                          10670                        7514                        4027
6/02                                                      10130                        6978                        3649
                                                          10180                        6434                        3313
                                                           9730                        6477                        3281
                                                           9610                        5773                        2926
                                                           9980                        6261                        3320
                                                          10120                        6650                        3693
12/02                                                     10120                        6260                        3337
                                                          10070                        6096                        3302
                                                           9790                        6004                        3347
                                                          10130                        6063                        3357
                                                          11180                        6562                        3667
                                                          12060                        6908                        3997
6/03                                                      12220                        6996                        4066
                                                          12040                        7119                        4349
                                                          12780                        7258                        4539
                                                          12870                        7181                        4482
                                                          13530                        7587                        4850
                                                          13920                        7654                        4922
12/03                                                     14954                        8056                        5033

                                                      ENDED 12/31/03
                       ----------------------------------------------------------------------------
                                   ADVISOR         ADVISOR          ADVISOR
                       INVESTOR    CLASS A         CLASS A          CLASS C                NASDAQ
                        CLASS     (NO LOAD)   (LOAD ADJUSTED)(1)   (NO LOAD)   S&P 500    COMPOSITE
---------------------------------------------------------------------------------------------------
One Year                47.87%      47.47%          39.05%           46.68%    28.68%       50.77%
---------------------------------------------------------------------------------------------------
Three Years             12.90%        N/A             N/A              N/A     -4.04%       -6.35%
---------------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (12/31/99)            10.60%        N/A             N/A              N/A     -5.25%      -15.75%
---------------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)               N/A       14.12%          11.61%             N/A     -2.06%       -0.60%
---------------------------------------------------------------------------------------------------
Since Inception
  Advisor Class C
  (06/28/02)              N/A         N/A             N/A            24.11%     9.90%       23.92%
---------------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

                                THE MEDICAL FUND
                    SEPTEMBER 30, 1999 -- DECEMBER 31, 2003
[GRAPH]

                                                   THE MEDICAL FUND --
                                                     INVESTOR CLASS                  S&P 500                NASDAQ COMPOSITE
                                                   -------------------               -------                ----------------
9/30/99                                                   10000                       10000                       10000
                                                          10490                       10753                       10867
                                                          11390                       10972                       12224
12/99                                                     13350                       11618                       14914
                                                          15220                       11034                       14443
                                                          18690                       10825                       17217
                                                          16910                       11884                       16765
                                                          15970                       11527                       14156
                                                          16240                       11290                       12472
6/00                                                      19360                       11569                       14547
                                                          18640                       11388                       13818
                                                          20470                       12095                       15432
                                                          21130                       11456                       13477
                                                          20940                       11408                       12366
                                                          20330                       10509                        9536
12/00                                                     20980                       10560                        9070
                                                          19860                       10935                       10181
                                                          19470                        9938                        7903
                                                          18100                        9308                        6761
                                                          18620                       10032                        7777
                                                          19170                       10099                        7758
6/01                                                      19140                        9853                        7947
                                                          18640                        9756                        7456
                                                          18280                        9146                        6641
                                                          17520                        8407                        5515
                                                          17990                        8567                        6220
                                                          18520                        9224                        7107
12/01                                                     18090                        9305                        7182
                                                          18799                        9159                        7124
                                                          16478                        8993                        6320
                                                          16518                        9331                        8802
                                                          15066                        8765                        6224
                                                          14455                        8701                        5958
6/02                                                      13273                        8081                        5398
                                                          12962                        7451                        4901
                                                          12632                        7500                        4854
                                                          12011                        6685                        4329
                                                          12762                        7273                        4912
                                                          13283                        7701                        5464
12/02                                                     12818                        7249                        4937
                                                          12909                        7059                        4886
                                                          12496                        6953                        4951
                                                          12960                        7020                        4967
                                                          13897                        7599                        5425
                                                          15066                        7999                        5914
6/03                                                      15126                        8101                        6016
                                                          15257                        8244                        6434
                                                          14784                        8405                        6716
                                                          15076                        8316                        6631
                                                          15157                        8786                        7176
                                                          15278                        8863                        7283
12/03                                                     15792                        9328                        7446

                                                        ENDED 12/31/03
                                ---------------------------------------------------------------
                                            ADVISOR         ADVISOR
                                INVESTOR    CLASS A         CLASS A                    NASDAQ
                                 CLASS     (NO LOAD)   (LOAD ADJUSTED)(1)   S&P 500   COMPOSITE
-----------------------------------------------------------------------------------------------
One Year                         23.19%      22.68%           15.62%         28.68%     50.77%
-----------------------------------------------------------------------------------------------
Three Years                      -9.04%        N/A              N/A          -4.04%     -6.35%
-----------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (9/30/99)                      11.34%        N/A              N/A          -1.62%     -6.69%
-----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)                        N/A       -5.68%           -7.74%         -2.06%     -0.60%
-----------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

                        THE SMALL CAP OPPORTUNITIES FUND
                      MARCH 20, 2000 -- DECEMBER 31, 2003
[GRAPH]

                                                 SMALL CAP OPPORTUNITIES
                                                 FUND -- INVESTOR CLASS              S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
3/20/00                                                   10000                       10000                       10000
                                                           9900                       10235                        9531
                                                           9740                        9927                        8047
                                                           9500                        9723                        7090
6/00                                                      10210                        9963                        8270
                                                          11140                        9807                        7855
                                                          12050                       10416                        8773
                                                          10970                        9866                        7662
                                                          10580                        9825                        7030
                                                           9710                        9051                        5421
12/00                                                     11100                        9095                        5156
                                                          12580                        9417                        5788
                                                          12310                        8599                        4493
                                                          12180                        8017                        3844
                                                          12790                        8640                        4421
                                                          13370                        8697                        4410
6/01                                                      13940                        8486                        4518
                                                          13890                        8402                        4238
                                                          13650                        7876                        3775
                                                          12610                        7240                        3135
                                                          13440                        7378                        3536
                                                          14280                        7944                        4040
12/01                                                     14500                        8014                        4083
                                                          14330                        7897                        4050
                                                          13810                        7745                        3627
                                                          14610                        8036                        3867
                                                          14430                        7549                        3538
                                                          14240                        7493                        3387
6/02                                                      13680                        6959                        3059
                                                          11630                        6417                        2786
                                                          11910                        6459                        2759
                                                          10730                        5757                        2461
                                                           9940                        6264                        2792
                                                          10140                        6632                        3106
12/02                                                     10111                        6243                        2807
                                                          10301                        6079                        2777
                                                          10281                        5988                        2815
                                                          10915                        6046                        2824
                                                          11590                        6544                        3084
                                                          12778                        6889                        3997
6/03                                                      12738                        6977                        4066
                                                          12950                        7100                        4349
                                                          13876                        7238                        4539
                                                          14581                        7162                        4482
                                                          15688                        7567                        4850
                                                          16242                        7633                        4922
12/03                                                     16834                        8034                        4233

                                                        ENDED 12/31/03
                                ---------------------------------------------------------------
                                            ADVISOR         ADVISOR
                                INVESTOR    CLASS A         CLASS A                    NASDAQ
                                 CLASS     (NO LOAD)   (LOAD ADJUSTED)(1)   S&P 500   COMPOSITE
-----------------------------------------------------------------------------------------------
One Year                         66.51%      65.98%          56.46%          28.68%     50.77%
-----------------------------------------------------------------------------------------------
Three Years                      14.89%        N/A             N/A           -4.04%     -6.35%
-----------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (3/20/00)                      14.76%        N/A             N/A           -5.62%    -20.31%
-----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (12/31/01)                       N/A        7.52%           4.40%          -0.44%      0.87%
-----------------------------------------------------------------------------------------------

(1) Reflects front-end sales charge of 5.75%.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2003

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 231,863,314    $  4,645,892
  Receivable from Adviser........................             --          36,898
  Receivable for Master Portfolio interest
    sold.........................................        341,562              --
  Receivable for Fund shares sold................         62,379          44,400
  Prepaid expenses and other assets..............         13,372           9,355
                                                   -------------    ------------
    Total assets.................................    232,280,627       4,736,545
                                                   -------------    ------------
LIABILITIES:
  Payable for Master Portfolio interest
    purchased....................................             --          35,612
  Payable to Directors...........................         13,045             202
  Payable for service fees.......................         48,882           1,014
  Payable for distribution fees..................          2,028              --
  Payable for Fund shares repurchased............        403,941           8,788
  Accrued expenses and other liabilities.........        414,001          13,812
                                                   -------------    ------------
    Total liabilities............................        881,897          59,428
                                                   -------------    ------------
    Net assets...................................  $ 231,398,730    $  4,677,117
                                                   =============    ============
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 415,852,666    $ 15,674,463
  Accumulated net investment loss................       (386,164)        (12,842)
  Accumulated net realized loss on investments,
    options and written option contracts.........   (210,660,044)    (11,619,224)
  Net unrealized appreciation on:
    Investments..................................     26,424,935         634,720
    Written option contracts.....................        167,337              --
                                                   -------------    ------------
    Net assets...................................  $ 231,398,730    $  4,677,117
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  INVESTOR CLASS:
  Net assets.....................................  $ 230,970,915    $  4,677,117
  Shares outstanding.............................      9,909,719       1,091,667
  Net asset value per share (offering and
    redemption price)............................  $       23.31    $       4.28
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $     427,815
  Shares outstanding.............................         18,698
  Net asset value per share......................  $       22.88
                                                   =============
  Offering price per share ($22.88 divided by
    .9425).......................................  $       24.28
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2003

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                                 FUND          FUND
---------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............  $72,838,247   $24,504,266
 Receivable from Adviser....................................      143,092            --
 Receivable for Master Portfolio interest sold..............           --        22,265
 Receivable for Fund shares sold............................      883,742        17,139
 Prepaid expenses...........................................       16,056         5,910
                                                              -----------   -----------
   Total assets.............................................   73,881,137    24,549,580
                                                              -----------   -----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............      502,014            --
 Payable to Directors.......................................        1,433         1,412
 Payable for service fees...................................       15,063         5,161
 Payable for distribution fees..............................        2,422           174
 Payable for Fund shares repurchased........................      381,728        39,404
 Accrued expenses and other liabilities.....................       50,350        49,860
                                                              -----------   -----------
   Total liabilities........................................      953,010        96,011
                                                              -----------   -----------
   Net assets...............................................  $72,928,127   $24,453,569
                                                              ===========   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................  $60,438,931   $27,808,426
 Accumulated net investment income (loss)...................       41,514            --
 Accumulated net realized loss on investments, options and
   written option contracts.................................      (96,088)   (2,569,173)
 Net unrealized appreciation (depreciation) on:
   Investments..............................................   12,474,624      (864,025)
   Written option contracts.................................       69,146        78,341
                                                              -----------   -----------
   Net assets...............................................  $72,928,127   $24,453,569
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................  $57,646,237   $23,695,354
 Shares outstanding.........................................    3,867,475     1,511,808
 Net asset value per share (offering and redemption
   price)...................................................  $     14.91   $     15.67
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................  $13,156,511   $   758,215
 Shares outstanding.........................................      887,484        49,028
 Net asset value per share..................................  $     14.82   $     15.47
                                                              ===========   ===========
 Offering price per share ($14.82 divided by .9425 and
   $15.47 divided by .9425, respectively)...................  $     15.72   $     16.41
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS C:
 Net assets.................................................  $ 2,125,379
 Shares outstanding.........................................      144,263
 Net asset value per share (offering and redemption
   price)...................................................  $     14.73
                                                              ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2003

                                                                THE SMALL     THE KINETICS
                                                                   CAP         GOVERNMENT
                                                              OPPORTUNITIES      MONEY
                                                                  FUND        MARKET FUND
------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............   $25,773,135    $  2,899,421
 Receivable from Adviser....................................           568         189,625
 Receivable for Master Portfolio interest sold..............       929,813          76,000
 Receivable for Fund shares sold............................       555,554              --
 Prepaid expenses...........................................         3,761           9,454
                                                               -----------    ------------
   Total assets.............................................    27,262,831       3,174,500
                                                               -----------    ------------
LIABILITIES:
 Payable to Directors.......................................           928           2,545
 Payable for service fees...................................         5,071           1,360
 Payable for distribution fees..............................           403              --
 Payable for Fund shares repurchased........................     1,485,367          76,000
 Accrued expenses and other liabilities.....................        31,001          46,881
                                                               -----------    ------------
   Total liabilities........................................     1,522,770         126,786
                                                               -----------    ------------
   Net assets...............................................   $25,740,061    $  3,047,714
                                                               ===========    ============
NET ASSETS CONSIST OF:
 Paid in capital............................................   $19,892,707    $  3,047,714
 Accumulated net investment income..........................        80,247              --
 Accumulated net realized loss on investments, options and
   written option contracts.................................       (60,923)             --
 Net unrealized appreciation (depreciation) on:
   Investments..............................................     5,835,475              --
   Written option contracts.................................        (7,445)             --
                                                               -----------    ------------
   Net assets...............................................   $25,740,061    $  3,047,714
                                                               ===========    ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................   $23,664,865    $  3,047,714
 Shares outstanding.........................................     1,430,333       3,047,714
 Net asset value per share (offering and redemption
   price)...................................................   $     16.55    $       1.00
                                                               ===========    ============
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................   $ 2,075,196
 Shares outstanding.........................................       125,740
 Net asset value per share..................................   $     16.50
                                                               ===========
 Offering price per share ($16.50 divided by .9425).........   $     17.51
                                                               ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2003

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $ 2,379,614     $   92,432
  Interest..................................................    3,874,339         58,379
  Income from securities lending............................       42,207            384
                                                              -----------     ----------
      Total investment income...............................    6,296,160        151,195
                                                              -----------     ----------
EXPENSES:
  Expenses allocated from Master Portfolios.................    3,800,266         73,629
  Shareholder servicing fees and expenses...................    1,559,758         44,089
  Administration fees.......................................      179,331          3,024
  Reports to shareholders...................................      275,896          5,353
  Registration fees.........................................       35,547         15,645
  Professional fees.........................................       99,365          4,062
  Directors' fees and expenses..............................       36,837            545
  Fund accounting fees......................................       12,280             --
  Distribution fees -- Advisor Class A......................       27,417             --
  Other expenses............................................       20,425            289
                                                              -----------     ----------
      Total expenses........................................    6,047,122        146,636
  Less, expense reimbursement and waiver....................           --        (36,201)
                                                              -----------     ----------
      Net expenses..........................................    6,047,122        110,435
                                                              -----------     ----------
      Net investment income.................................      249,038         40,760
                                                              -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................   23,680,609       (891,676)
      Written option contracts expired or closed............   (2,456,881)         5,961
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   70,124,084      1,967,061
      Written option contracts..............................       52,638         (5,853)
                                                              -----------     ----------
      Net gain on investments...............................   91,400,450      1,075,493
                                                              -----------     ----------
      Net increase in net assets resulting from
        operations..........................................  $91,649,488     $1,116,253
                                                              ===========     ==========
+ Net of Foreign Taxes Withheld of:                           $    55,347     $      393
                                                              ===========     ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2003

                                                              THE PARADIGM   THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $   363,572    $  175,426
  Interest..................................................      438,274        73,551
  Income from securities lending............................        1,111         3,594
                                                              -----------    ----------
      Total investment income...............................      802,957       252,571
                                                              -----------    ----------
EXPENSES:
  Expenses allocated from Master Portfolios.................      413,638       397,378
  Shareholder servicing fees and expenses...................      118,017       163,272
  Administration fees.......................................       24,470        19,486
  Reports to shareholders...................................       27,499        27,999
  Registration fees.........................................       36,994        25,988
  Professional fees.........................................       13,605        12,578
  Directors' fees and expenses..............................        3,443         3,610
  Fund accounting fees......................................        1,866         1,215
  Distribution fees -- Advisor Class A......................       21,403         4,309
  Distribution fees -- Advisor Class C......................        5,973            --
  Other expenses............................................          710         2,299
                                                              -----------    ----------
      Total expenses........................................      667,618       658,134
  Less, expense reimbursement and waiver....................     (143,087)           --
                                                              -----------    ----------
      Net expenses..........................................      524,531       658,134
                                                              -----------    ----------
      Net investment income (loss)..........................      278,426      (405,563)
                                                              -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................      439,426      (229,952)
      Written option contracts expired or closed............       14,118        81,963
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   12,121,492     5,702,918
      Written option contracts..............................       73,534       (77,382)
                                                              -----------    ----------
      Net gain on investments...............................   12,648,570     5,477,547
                                                              -----------    ----------
      Net increase in net assets resulting from
        operations..........................................  $12,926,996    $5,071,984
                                                              ===========    ==========
+ Net of Foreign Taxes Withheld of:                           $    10,699    $   11,718
                                                              ===========    ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2003

                                                                              THE KINETICS
                                                              THE SMALL CAP    GOVERNMENT
                                                              OPPORTUNITIES   MONEY MARKET
                                                                  FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................   $  517,492      $      --
  Interest..................................................      293,738        465,186
  Income from securities lending............................          239             --
                                                               ----------      ---------
      Total investment income...............................      811,469        465,186
                                                               ----------      ---------
EXPENSES:
  Expenses allocated from Master Portfolios.................      265,601        390,925
  Shareholder servicing fees and expenses...................       79,601        147,437
  Administration fees.......................................       14,165         37,233
  Reports to shareholders...................................       17,833         19,567
  Registration fees.........................................       34,130         21,506
  Professional fees.........................................        9,352         21,498
  Directors' fees and expenses..............................        2,481          8,696
  Fund accounting fees......................................          124             --
  Distribution fees -- Advisor Class A......................        2,427             --
  Other expenses............................................          514          6,486
                                                               ----------      ---------
      Total expenses........................................      426,228        653,348
  Less, expense reimbursement and waiver....................           --       (188,162)
                                                               ----------      ---------
      Net expenses..........................................      426,228        465,186
                                                               ----------      ---------
      Net investment income.................................      385,241             --
                                                               ----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain on:
      Investments and foreign currency......................    1,456,960             --
      Written option contracts expired or closed............       53,286             --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................    5,913,481             --
      Written option contracts..............................      (11,648)            --
                                                               ----------      ---------
      Net gain on investments...............................    7,412,079             --
                                                               ----------      ---------
      Net increase in net assets resulting from
        operations..........................................   $7,797,320      $      --
                                                               ==========      =========
+ Net of Foreign Taxes Withheld of:                            $    1,248      $      --
                                                               ==========      =========

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 THE INTERNET EMERGING
                                                  THE INTERNET FUND                   GROWTH FUND
                                          ---------------------------------   ---------------------------
                                              FOR THE           FOR THE         FOR THE        FOR THE
                                            YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                               2003              2002             2003           2002
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)...........  $       249,038   $    (1,207,762)  $    40,760    $   (80,485)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed...............................       21,223,728      (119,819,338)     (885,715)    (2,201,840)
 Net change in unrealized appreciation
   of investments, foreign currency and
   written options......................       70,176,722        59,166,667     1,961,208      1,051,111
                                          ---------------   ---------------   -----------    -----------
     Net increase (decrease) in net
       assets resulting from
       operations.......................       91,649,488       (61,860,433)    1,116,253     (1,231,214)
                                          ---------------   ---------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS --
 INVESTOR CLASS:
 Net investment income..................         (740,840)               --       (51,601)            --
 Net realized gains.....................               --                --            --             --
                                          ---------------   ---------------   -----------    -----------
     Total distributions................         (740,840)               --       (51,601)            --
                                          ---------------   ---------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS -- ADVISOR
 CLASS A:
 Net investment income..................               --                --           N/A            N/A
 Net realized gains.....................               --                --           N/A            N/A
                                          ---------------   ---------------   -----------    -----------
     Total distributions................               --                --           N/A            N/A
                                          ---------------   ---------------   -----------    -----------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold..............    1,846,929,452     5,646,935,786     4,025,363        554,524
 Proceeds from shares issued to holders
   in reinvestment of dividends.........          706,523                --        50,471             --
 Cost of shares redeemed................   (1,891,182,828)   (5,691,413,210)   (3,801,335)    (1,262,818)
                                          ---------------   ---------------   -----------    -----------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions...............      (43,546,853)      (44,477,424)      274,499       (708,294)
                                          ---------------   ---------------   -----------    -----------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold..............      942,552,877     1,408,657,744           N/A            N/A
 Proceeds from shares issued to holders
   in reinvestment of dividends.........               --                --           N/A            N/A
 Cost of shares redeemed................     (948,640,729)   (1,410,963,079)          N/A            N/A
                                          ---------------   ---------------   -----------    -----------
     Net increase in net assets
       resulting from capital share
       transactions.....................       (6,087,852)       (2,305,335)          N/A            N/A
                                          ---------------   ---------------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS.................................       41,273,943      (108,643,192)    1,339,151     (1,939,508)
NET ASSETS:
 Beginning of period....................      190,124,787       298,767,979     3,337,966      5,277,474
                                          ---------------   ---------------   -----------    -----------
 End of period*.........................  $   231,398,730   $   190,124,787   $ 4,677,117    $ 3,337,966
                                          ===============   ===============   ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                 THE INTERNET EMERGING
                                                  THE INTERNET FUND                   GROWTH FUND
                                          ---------------------------------   ---------------------------
                                              FOR THE           FOR THE         FOR THE        FOR THE
                                            YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                               2003              2002             2003           2002
---------------------------------------------------------------------------------------------------------
*Including undistributed net investment
 loss of:...............................  $      (386,164)  $          (909)  $   (12,842)   $    (1,558)
                                          ---------------   ---------------   -----------    -----------
CHANGES IN SHARES OUTSTANDING --
 INVESTOR CLASS:
 Shares sold............................      102,931,421       306,385,784       963,359        145,062
 Shares issued in reinvestment of
   dividends and distributions..........           30,440                --        11,765             --
 Shares redeemed........................     (104,412,740)     (308,686,468)     (913,077)      (342,798)
                                          ---------------   ---------------   -----------    -----------
     Net increase (decrease) in shares
       outstanding......................       (1,450,879)       (2,300,684)       62,047       (197,736)
                                          ===============   ===============   ===========    ===========
CHANGES IN SHARES OUTSTANDING --
 CLASS A:
 Shares sold............................       50,261,575        81,574,373
 Shares issued in reinvestments of
   dividends and distributions..........               --                --
 Shares redeemed........................      (50,273,636)      (81,588,440)
                                          ---------------   ---------------
   Net decrease in shares outstanding...          (12,061)          (14,067)
                                          ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                THE PARADIGM FUND             THE MEDICAL FUND
                                           ---------------------------   ---------------------------
                                             FOR THE        FOR THE        FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2003           2002           2003           2002
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)............  $   278,426    $  (155,724)      (405,563)   $   (447,134)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed................................      453,544       (453,184)      (147,989)     (2,214,209)
 Net change in unrealized appreciation
   (depreciation) of investments, foreign
   currency and written options..........   12,195,026        111,727      5,625,536      (8,859,857)
                                           ------------   ------------   ------------   ------------
     Net increase (decrease) in net
       assets resulting from
       operations........................   12,926,996       (497,181)     5,071,984     (11,521,200)
                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- INVESTOR CLASS:
 Net investment income...................     (207,871)            --             --              --
 Net realized gain.......................           --             --             --        (129,541)
                                           ------------   ------------   ------------   ------------
     Total distributions.................     (207,871)            --             --        (129,541)
                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS A:
 Net investment income...................      (26,269)            --             --              --
 Net realized gain.......................           --             --             --          (4,793)
                                           ------------   ------------   ------------   ------------
     Total distributions.................      (26,269)            --             --          (4,793)
                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS C:
 Net investment income...................       (1,630)            --            N/A             N/A
 Net realized gain.......................           --             --            N/A             N/A
                                           ------------   ------------   ------------   ------------
     Total distributions.................       (1,630)            --            N/A             N/A
                                           ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold...............   68,328,542     22,426,587     69,080,033      86,853,152
 Proceeds from shares issued to holders
   in reinvestment of dividends..........      205,494             --             --         126,906
 Cost of shares redeemed.................  (24,689,332)   (21,978,565)   (72,786,711)    (93,675,221)
                                           ------------   ------------   ------------   ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions................   43,844,704        448,022     (3,706,678)     (6,695,163)
                                           ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold...............   34,835,040      3,090,062     70,038,917      65,379,296
 Proceeds from shares issued to holders
   in reinvestment of dividends..........       23,597             --             --           4,401
 Cost of shares redeemed.................  (30,227,020)    (1,965,920)   (70,349,535)    (65,253,538)
                                           ------------   ------------   ------------   ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions................    4,631,617      1,124,142       (310,618)        130,159
                                           ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS C:
 Proceeds from shares sold...............    1,455,581        550,010            N/A             N/A
 Proceeds from shares issued to holders
   in reinvestment of dividends..........        1,630             --            N/A             N/A
 Cost of shares redeemed.................     (201,775)       (27,997)           N/A             N/A
                                           ------------   ------------   ------------   ------------
     Net increase in net assets resulting
       from capital share transactions...    1,255,436        522,013            N/A             N/A
                                           ------------   ------------   ------------   ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                THE PARADIGM FUND             THE MEDICAL FUND
                                           ---------------------------   ---------------------------
                                             FOR THE        FOR THE        FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2003           2002           2003           2002
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS..................................  $62,422,983    $ 1,596,996    $ 1,054,688    $(18,220,538)
NET ASSETS:
 Beginning of period.....................   10,505,144      8,908,148     23,398,881      41,619,419
                                           ------------   ------------   ------------   ------------
 End of period*..........................  $72,928,127    $10,505,144    $24,453,569    $ 23,398,881
                                           ============   ============   ============   ============
*Including undistributed net investment
 income (loss) of:.......................  $    41,514    $        --    $        --    $         --
                                           ------------   ------------   ------------   ------------
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold.............................    5,606,562      2,247,157      5,058,583       6,260,737
 Shares issued in reinvestment of
   dividends and distributions...........       13,875             --             --          10,001
 Shares redeemed.........................   (2,251,480)    (2,202,818)    (5,323,297)     (6,732,101)
                                           ------------   ------------   ------------   ------------
     Net increase (decrease) in shares
       outstanding.......................    3,368,957         44,339       (264,714)       (461,363)
                                           ============   ============   ============   ============
CHANGES IN SHARES OUTSTANDING -- CLASS A:
 Shares sold.............................    2,875,038        293,855      4,954,616       4,842,360
 Shares issued in reinvestment of
   dividends and distributions...........        1,602             --             --             350
 Shares redeemed.........................   (2,479,771)      (189,746)    (4,968,579)     (4,846,511)
                                           ------------   ------------   ------------   ------------
     Net increase (decrease) in shares
       outstanding.......................      396,869        104,109        (13,963)         (3,801)
                                           ============   ============   ============   ============
CHANGES IN SHARES OUTSTANDING -- CLASS C:
 Shares sold.............................      111,607         54,355
 Shares issued on reinvestment of
   dividends and distributions...........          111             --
 Shares redeemed.........................      (19,082)        (2,728)
                                           ------------   ------------
     Net increase in shares
       outstanding.......................       92,636         51,627
                                           ============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                  THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                           ----------------------------
                                                              FOR THE        FOR THE
                                                            YEAR ENDED      YEAR ENDED
                                                           DECEMBER 31,    DECEMBER 31,
                                                               2003            2002
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...........................  $     385,241   $   (104,261)
  Net realized gain (loss) on sale of investments,
    foreign currency and written option contracts expired
    or closed............................................      1,510,246     (1,536,495)
  Net change in unrealized appreciation (depreciation) of
    investments, foreign currency and written options....      5,901,833       (648,470)
                                                           -------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..................................      7,797,320     (2,289,226)
                                                           -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income..................................       (248,072)            --
  Net realized gains.....................................             --        (36,678)
                                                           -------------   ------------
      Total distributions................................       (248,072)       (36,678)
                                                           -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS -- ADVISOR CLASS A:
  Net investment income..................................        (18,348)            --
  Net realized gains.....................................             --         (1,183)
                                                           -------------   ------------
      Total distributions................................        (18,348)        (1,183)
                                                           -------------   ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold..............................    232,755,111     74,507,932
  Proceeds from shares issued to holders in reinvestment
    of dividends.........................................        243,061         22,807
  Cost of shares redeemed................................   (219,683,170)   (78,255,929)
                                                           -------------   ------------
      Net increase (decrease) in net assets resulting
        from capital share transactions..................     13,315,002     (3,725,190)
                                                           -------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR CLASS A:
  Proceeds from shares sold..............................      1,940,577        445,436
  Proceeds from shares issued to holders in reinvestment
    of dividends.........................................         17,723          1,183
  Cost of shares redeemed................................       (549,149)      (176,614)
                                                           -------------   ------------
      Net increase in net assets resulting from capital
        share transactions...............................      1,409,151        270,005
                                                           -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................     22,255,053     (5,782,272)
NET ASSETS:
Beginning of period......................................      3,485,008      9,267,280
                                                           -------------   ------------
End of period*...........................................  $  25,740,061   $  3,485,008
                                                           =============   ============
*Including undistributed net investment income of:.......  $      80,247   $         --
                                                           -------------   ------------
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold............................................     20,391,400      6,817,655
  Shares issued in reinvestment of dividends and
    distributions........................................         14,633          2,290
  Shares redeemed........................................    (19,305,578)    (7,129,102)
                                                           -------------   ------------
      Net increase (decrease) in shares outstanding......      1,100,455       (309,157)
                                                           =============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                  THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                           ----------------------------
                                                              FOR THE        FOR THE
                                                            YEAR ENDED      YEAR ENDED
                                                           DECEMBER 31,    DECEMBER 31,
                                                               2003            2002
---------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING -- ADVISOR CLASS A:
  Shares sold............................................        148,435         31,522
  Shares issued in reinvestment of dividends and
    distributions........................................          1,070            119
  Shares redeemed........................................        (40,961)       (14,510)
                                                           -------------   ------------
      Net increase in shares outstanding.................        108,544         17,131
                                                           =============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                             THE KINETICS GOVERNMENT
                                                                MONEY MARKET FUND
                                                        ---------------------------------
                                                            FOR THE           FOR THE
                                                          YEAR ENDED        YEAR ENDED
                                                         DECEMBER 31,      DECEMBER 31,
                                                             2003              2002
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...............................  $            --   $       176,234
                                                        ---------------   ---------------
      Net increase in net assets resulting from
        operations....................................               --           176,234
                                                        ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income...............................               --          (176,234)
  Net realized gain on securities transactions........               --                --
                                                        ---------------   ---------------
      Total dividends and distributions...............               --          (176,234)
                                                        ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold.......................    3,078,985,978     7,257,132,457
  Reinvestment of distributions.......................               --            24,888
  Cost of shares redeemed.............................   (3,204,595,312)   (7,223,386,603)
                                                        ---------------   ---------------
      Net increase (decrease) in net assets from
        capital share transactions....................     (125,609,334)       33,770,742
                                                        ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............     (125,609,334)       33,770,742
NET ASSETS:
  Beginning of period.................................      128,657,048        94,886,306
                                                        ---------------   ---------------
  End of period*......................................  $     3,047,714   $   128,657,048
                                                        ===============   ===============
*Including undistributed net investment income of:....  $            --   $            --
                                                        ===============   ===============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold.........................................    3,078,985,978     7,257,132,457
  Shares issued in reinvestment of dividends and
    distributions.....................................               --            24,888
  Shares redeemed.....................................   (3,204,595,312)   (7,223,386,603)
                                                        ---------------   ---------------
      Net increase (decrease) in shares outstanding...     (125,609,334)       33,770,742
                                                        ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2003

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"),The Paradigm Fund ("Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government) and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the Company, entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of December 31, 2003 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.997%
Emerging Fund.........................................        99.875%
Paradigm Fund.........................................        99.977%
Medical Fund..........................................        99.958%
Small Cap Fund........................................        99.936%
Government Fund.......................................        99.121%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares -- Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares -- Advisor Class A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. The Investor Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2003, The Internet Portfolio held one such security which represented 0.63% of the Portfolio's net assets.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2003, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio's average daily net assets. Prior to January 1, 2002, the Adviser had contractually agreed to pay all operating expenses in excess of 2.74% for the Internet, Emerging, Paradigm and Small Cap Funds, and 1.25% for the Government Fund. The expense cap included Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

Waivers and reimbursements by the Adviser in years prior to 2002 which are subject to potential future recovery include:

                                                                 2001
                                                                -------
Internet....................................................    $    --
Emerging....................................................     63,887
Paradigm....................................................     45,940
Medical.....................................................         --
Small Cap...................................................     45,787
Government..................................................     44,751

Although the contractual Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver at any time. For the year ended December 31, 2003, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

                                                          INTERNET      EMERGING
                                                          ---------    ----------
Annual Advisory Rate..................................        1.25%         1.25%
Annual Cap on Expenses -- Investor Class..............          --            --
Annual Cap on Expenses -- Advisor Class A.............          --           N/A
Expenses Reimbursed by Adviser........................        $ --       $36,201

                                                          PARADIGM      MEDICAL
                                                          ---------    ----------
Annual Advisory Rate..................................        1.25%         1.25%
Annual Cap on Expenses -- Investor Class..............          --            --
Annual Cap on Expenses -- Advisor Class A.............          --            --
Annual Cap on Expenses -- Advisor Class C.............          --           N/A
Expenses Reimbursed by Adviser........................    $143,087          $ --

                                                          SMALL CAP    GOVERNMENT
                                                          ---------    ----------
Annual Advisory Rate..................................        1.25%         0.50%
Annual Cap on Expenses -- Investor Class..............          --            --
Annual Cap on Expenses -- Advisor Class A.............          --           N/A
Expenses Reimbursed by Adviser........................        $ --      $188,162

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

(the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the year ended December 31, 2003, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the year ended December 31, 2003, the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds incurred expenses of $27,417, $21,403, $4,309 and $2,427, respectively, pursuant to the 12b-1 Plan.
Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the year ended December 31, 2003, Paradigm Class C shares incurred expenses of $5,973, pursuant to the 12b-1 Plan. Through December 31, 2003, the Funds had not issued any Advisor Class B shares.

4.   INCOME TAXES

At December 31, 2003, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

     FEEDER FUND         2011         2010          2009          2008         2007
     -----------       --------   ------------   -----------   ----------   ----------
Internet.............  $     --   $140,178,775   $58,617,473   $       --   $7,733,691
Emerging.............   887,154      2,635,505     5,481,052    2,615,474           --
Paradigm.............        --         76,740            --           --           --
Medical..............   284,523      2,056,578            --           --           --
Small Cap............        --             --            --           --           --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2003, The Internet, Paradigm and Small Cap Funds utilized $23,455,928, $366,486 and $1,437,670, respectively, of capital loss carryforwards.

At December 31, 2003, the following Feeder Funds deferred, on a tax basis, post-October losses of:

                        FEEDER FUND                            POST-OCTOBER LOSSES
                        -----------                            -------------------
Internet...................................................         $768,320
Emerging...................................................               40

For the year ended December 31, 2003, the Internet Fund paid an income dividend of $0.07471436 per share or $740,840 to the Investor Class shares which is classified as ordinary income for tax purposes. The Emerging Fund paid an income dividend of $0.04759165 or $51,601 to the Investor Class

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

shares which is classified as ordinary income for tax purposes. The Paradigm Fund paid an income dividend of $0.05412863 or $207,871 to the Investor Class shares which is classified as ordinary income for tax purposes. The Paradigm Fund paid an income dividend of $0.02982937 or $26,269 to the Advisor Class A shares which is classified as ordinary income for tax purposes. The Paradigm Fund paid an income dividend of $0.01160711 or $1,630 to the Advisor Class C shares which is classified as ordinary income for tax purposes. The Small Cap Opportunities Fund paid an income dividend of $0.16808514 or $248,072 to the Investor Class shares which is classified as ordinary income for tax purposes. The Small Cap Opportunities Fund paid an income dividend of $0.14844824 or $18,348 to the Advisor Class A shares.

The tax components of dividends paid during the years ended December 31, 2003 and December 31, 2002, are:

                                        INTERNET                         EMERGING
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2003......................      $740,840           $--           $51,601            $--
2002......................      $     --           $--           $    --            $--

                                        PARADIGM                          MEDICAL
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2003......................      $235,770           $--           $    --          $    --
2002......................      $     --           $--           $59,028          $75,306

                                                                  SMALL CAP
                                                        -----------------------------
                                                          ORDINARY        LONG-TERM
                                                           INCOME       CAPITAL GAINS
                                                        DISTRIBUTION    DISTRIBUTION
                                                        ------------    -------------
2003................................................      $266,420           $--
2002................................................      $ 37,861           $--

The following information is presented on an income tax basis as of December 31, 2003.

                                INTERNET   EMERGING   PARADIGM   MEDICAL   SMALL CAP
                                --------   --------   --------   -------   ---------
Distributable ordinary
  income......................  $560,268    $9,543    $103,492     $--      $80,297
Distributable long-term
  gains.......................  $     --    $   --    $     --     $--      $    --

The Internet, Emerging, Paradigm and Small Cap Funds designate 27%, 11%, 94% and 8%, respectively, of dividends declared after December 31, 2003 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (unaudited).

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

The Small Cap Fund hereby designates $11,703 as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares (unaudited).

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2003, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 25.3%, Emerging 7.7%, Paradigm 52.7% and Small Cap 6.5% (unaudited).

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                                        39

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                    THE INTERNET FUND
                                   ------------------------------------------------------------------------------------
                                   INVESTOR CLASS        ADVISOR CLASS A          INVESTOR CLASS        ADVISOR CLASS A
                                      FOR THE                FOR THE                 FOR THE                FOR THE
                                     YEAR ENDED            YEAR ENDED               YEAR ENDED            YEAR ENDED
                                    DECEMBER 31,          DECEMBER 31,             DECEMBER 31,          DECEMBER 31,
                                        2003                  2003                     2002                  2002
                                   --------------        ---------------          --------------        ---------------
PER SHARE DATA(3)
 Net Asset Value,
   Beginning of Period............    $  16.69               $16.47                  $  21.80               $21.75
                                      --------               ------                  --------               ------
 Income from Investment Operations:
   Net investment income (loss)...        0.03                (0.82)                    (0.08)(6)            (0.12)(6)
   Net realized and unrealized
     gain (loss) on investments...        6.66                 7.23                     (5.03)               (5.16)
                                      --------               ------                  --------               ------
       Total gain (loss) from
        investment operations.....        6.69                 6.41                     (5.11)               (5.28)
                                      --------               ------                  --------               ------
 Less Distributions:
   From net investment income.....       (0.07)                  --                        --                   --
   From net realized gains........          --                   --                        --                   --
                                      --------               ------                  --------               ------
       Total distributions........       (0.07)                  --                        --                   --
                                      --------               ------                  --------               ------
 Net Asset Value, End of Period...    $  23.31               $22.88                  $  16.69               $16.47
                                      ========               ======                  ========               ======
 Total Return(5)..................       40.11%               38.92%                   (23.44)%             (24.28)%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)........................    $230,971               $  428                  $189,618               $  507
 Ratio of expenses to average net
   assets:
     Before expense
       reimbursement..............        2.39%                2.64%                     2.42%                2.67%
     After expense
       reimbursement..............        2.39%                2.64%                     2.42%                2.67%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
       reimbursement..............        0.11%               (0.14)%                   (0.41)%              (0.66)%
     After expense
       reimbursement..............        0.11%               (0.14)%                   (0.41)%              (0.66)%
 Portfolio turnover rate..........         N/A                  N/A                       N/A                  N/A

------------------
 (+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                      THE INTERNET FUND
----------------------------------------------------------------------------------------------
                              ADVISOR CLASS A
    INVESTOR CLASS               APRIL 26,                 INVESTOR CLASS       INVESTOR CLASS
       FOR THE                    2001(+)                     FOR THE              FOR THE
      YEAR ENDED                  THROUGH                    YEAR ENDED           YEAR ENDED
     DECEMBER 31,              DECEMBER 31,                 DECEMBER 31,         DECEMBER 31,
         2001                      2001                         2000                 1999
    --------------            ---------------              --------------       --------------
       $  24.12                   $23.50                      $  49.73            $    15.72
       --------                   ------                      --------            ----------
          (0.17)                   (0.12)(6)                     (0.76)                (0.30)
          (2.15)                   (1.63)                       (24.85)                34.33
       --------                   ------                      --------            ----------
          (2.32)                   (1.75)                       (25.61)                34.03
       --------                   ------                      --------            ----------
             --                       --                            --                    --
             --                       --                            --                 (0.02)
       --------                   ------                      --------            ----------
             --                       --                            --                 (0.02)
       --------                   ------                      --------            ----------
       $  21.80                   $21.75                      $  24.12            $    49.73
       ========                   ======                      ========            ==========
          (9.62)%                  (7.45)%(1)                   (51.50)%              216.50%
       $297,793                   $  975                      $432,978            $1,163,097
           2.37%                    2.62%(2)                      2.06%                 2.00%
           2.37%                    2.62%(2)                      2.00%                 2.00%
          (0.61)%                  (0.86)%(2)                    (1.49)%               (1.29)%
          (0.61)%                  (0.86)%(2)                    (1.43)%               (1.29)%
            N/A                      N/A                            21%(4)                89%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                      THE INTERNET
                                                  EMERGING GROWTH FUND
                                ---------------------------------------------------------
                                  FOR THE        FOR THE        FOR THE        FOR THE
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    2003           2002           2001           2000
                                ------------   ------------   ------------   ------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period........    $ 3.24         $ 4.30         $ 3.69         $10.00
                                   ------         ------         ------         ------
  Income from Investment
    Operations:
    Net investment income
      (loss)...................      0.04          (0.08)         (0.03)         (0.03)
    Net realized and unrealized
      gain (loss) on
      investments..............      1.05          (0.98)          0.64          (6.28)
                                   ------         ------         ------         ------
        Total gain (loss) from
          investment
          operations...........      1.09          (1.06)          0.61          (6.31)
                                   ------         ------         ------         ------
  Less Distributions:
    From net investment
      income...................     (0.05)            --             --             --
    From net realized gains....        --             --             --             --
                                   ------         ------         ------         ------
        Total distributions....     (0.05)            --             --             --
                                   ------         ------         ------         ------
  Net Asset Value, End of
    Period.....................    $ 4.28         $ 3.24         $ 4.30         $ 3.69
                                   ======         ======         ======         ======
  Total Return.................     33.56%        (24.65)%        16.53%        (63.10)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)....................    $4,677         $3,338         $5,277         $4,378
  Ratio of expenses to average
    net assets:
      Before expense
        reimbursement..........      3.64%          3.78%          4.17%          3.33%
      After expense
        reimbursement..........      2.74%          2.74%          2.74%          2.00%
  Ratio of net investment
    income (loss) to average
    net assets:
      Before expense
        reimbursement..........      0.11%         (3.03)%        (2.09)%        (1.76)%
      After expense
        reimbursement..........      1.01%         (1.99)%        (0.66)%        (0.43)%
  Portfolio turnover rate......       N/A            N/A            N/A             17%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

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                                        43

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                        THE PARADIGM FUND
                                       ----------------------------------------------------
                                       INVESTOR CLASS    ADVISOR CLASS A    ADVISOR CLASS C
                                          FOR THE            FOR THE            FOR THE
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED(+)
                                        DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                            2003              2003               2003
                                       --------------    ---------------    ---------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period..............      $ 10.12           $ 10.07            $10.05
                                           -------           -------            ------
  Income from Investment Operations:
    Net investment income (loss).....         0.05              0.08              0.02
    Net realized and unrealized gain
      (loss) on investments..........         4.79              4.70              4.67
                                           -------           -------            ------
         Total gain (loss) from
           investment operations.....         4.84              4.78              4.69
                                           -------           -------            ------
  Less Distributions:
    From net investment income.......        (0.05)            (0.03)            (0.01)
    From net realized gains..........           --                --                --
                                           -------           -------            ------
         Total distributions.........        (0.05)            (0.03)            (0.01)
                                           -------           -------            ------
  Net Asset Value, End of Period.....      $ 14.91           $ 14.82            $14.73
                                           =======           =======            ======
  Total Return(6)....................        47.87%            47.47%            46.68%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................      $57,646           $13,157            $2,125
  Ratio of expenses to average net
    assets:
      Before expense reimbursement...         2.24%             2.49%             2.99%
      After expense reimbursement....         1.74%             1.99%             2.49%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement...         0.57%             0.32%            (0.18)%
      After expense reimbursement....         1.07%             0.82%             0.32%
  Portfolio turnover rate............          N/A               N/A               N/A

------------------
 (+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                                THE PARADIGM FUND
    ---------------------------------------------------------------------------------------------------------
    INVESTOR CLASS   ADVISOR CLASS A   ADVISOR CLASS C    INVESTOR CLASS    ADVISOR CLASS A    INVESTOR CLASS
       FOR THE           FOR THE       JUNE 28, 2002(+)      FOR THE       APRIL 26, 2001(+)      FOR THE
      YEAR ENDED       YEAR ENDED          THROUGH          YEAR ENDED          THROUGH          YEAR ENDED
     DECEMBER 31,     DECEMBER 31,       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
         2002             2002               2002              2001              2001               2000
    --------------   ---------------   ----------------   --------------   -----------------   --------------
        $10.61           $10.58             $10.64            $10.40            $10.42             $10.00
        ------           ------             ------            ------            ------             ------
         (0.14)           (0.17)             (0.11)            (0.13)            (0.10)(7)          (0.00)(3)
         (0.35)           (0.34)             (0.48)             0.34              0.26               0.40
        ------           ------             ------            ------            ------             ------
         (0.49)           (0.51)             (0.59)             0.21              0.16               0.40
        ------           ------             ------            ------            ------             ------
            --               --                 --                --                --                 --
            --               --                 --                --                --                 --
        ------           ------             ------            ------            ------             ------
            --               --                 --                --                --                 --
        ------           ------             ------            ------            ------             ------
        $10.12           $10.07             $10.05            $10.61            $10.58             $10.40
        ======           ======             ======            ======            ======             ======
         (4.62)%          (4.82)%            (5.55)(4)          2.02%             1.54%(4)           4.00%
        $5,044           $4,943             $  519            $4,817            $4,091             $3,803
          2.97%            3.22%              3.72%(5)          3.47%             3.72%(5)           4.96%
          2.74%            2.99%              3.49%(5)          2.74%             2.99%(5)           2.00%
         (1.61)%          (1.86)%            (2.36)%(5)        (1.91)%           (2.16)%(5)         (3.02)%
         (1.38)%          (1.63)%            (2.13)%(5)        (1.18)%           (1.43)%(5)         (0.06)%
           N/A              N/A                N/A               N/A               N/A                  5%(2)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                             THE MEDICAL FUND
                                                 ----------------------------------------
                                                 INVESTOR CLASS           ADVISOR CLASS A
                                                    FOR THE                   FOR THE
                                                   YEAR ENDED               YEAR ENDED
                                                  DECEMBER 31,             DECEMBER 31,
                                                      2003                     2003
                                                 --------------           ---------------
PER SHARE DATA(3)
  Net Asset Value, Beginning of Period..........    $ 12.72                    $12.61
                                                    -------                    ------
  Income from Investment Operations:
    Net investment loss.........................      (0.25)                    (0.63)
    Net realized and unrealized gain (loss) on
      investments...............................       3.20                      3.49
                                                    -------                    ------
         Total gain (loss) from investment
           operations...........................       2.95                      2.86
                                                    -------                    ------
  Less Distributions:
    From net investment income..................         --                        --
    From net realized gains.....................         --                        --
                                                    -------                    ------
         Total distributions....................         --                        --
                                                    -------                    ------
  Net Asset Value, End of Period................    $ 15.67                    $15.47
                                                    =======                    ======
  Total Return(5)...............................      23.19%                    22.68%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's).............    $23,695                    $  758
  Ratio of expenses to average net assets:
      Before expense reimbursement..............       2.52%                     2.77%
      After expense reimbursement...............       2.52%                     2.77%
  Ratio of net investment loss to average net
    assets:
      Before expense reimbursement..............      (1.55)%                   (1.80)%
      After expense reimbursement...............      (1.55)%                   (1.80)%
  Portfolio turnover rate.......................        N/A                       N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                                       THE MEDICAL FUND
    -----------------------------------------------------------------------------------------------------------------------
                                                                                                             INVESTOR CLASS
    INVESTOR CLASS           ADVISOR CLASS A           INVESTOR CLASS    ADVISOR CLASS A    INVESTOR CLASS   SEPTEMBER 30,
       FOR THE                   FOR THE                  FOR THE       APRIL 26, 2001(+)      FOR THE          1999(+)
      YEAR ENDED               YEAR ENDED                YEAR ENDED          THROUGH          YEAR ENDED        THROUGH
     DECEMBER 31,             DECEMBER 31,              DECEMBER 31,      DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
         2002                     2002                      2001              2001               2000             1999
    --------------           ---------------           --------------   -----------------   --------------   --------------
        $ 18.06                  $ 18.01                   $ 20.98            $18.24            $ 13.35          $10.00
        -------                  -------                   -------            ------            -------          ------
          (0.21)                   (0.24)                    (0.25)            (0.17)(6)          (0.15)          (0.02)
          (5.05)                   (5.08)                    (2.64)            (0.03)              7.78            3.37
        -------                  -------                   -------            ------            -------          ------
          (5.26)                   (5.32)                    (2.89)            (0.20)              7.63            3.35
        -------                  -------                   -------            ------            -------          ------
             --                       --                        --                --                 --              --
          (0.08)                   (0.08)                    (0.03)            (0.03)                --              --
        -------                  -------                   -------            ------            -------          ------
          (0.08)                   (0.08)                    (0.03)            (0.03)                --              --
        -------                  -------                   -------            ------            -------          ------
        $ 12.72                  $ 12.61                   $ 18.06            $18.01            $ 20.98          $13.35
        =======                  =======                   =======            ======            =======          ======
         (29.14)%                 (29.56)%                  (13.77)%           (1.09)%(1)         57.15%          33.50%(1)
        $22,604                  $   794                   $40,416            $1,203            $63,314          $6,944
           2.55%                    2.80%                     2.28%             2.53%(2)           2.21%           5.99%(2)
           2.55%                    2.80%                     2.28%             2.53%(2)           2.00%           2.00%(2)
          (1.49)%                  (1.74)%                   (1.17)%           (1.42)%(2)         (1.24)%         (5.24)%(2)
          (1.49)%                  (1.74)%                   (1.17)%           (1.42)%(2)         (1.03)%         (1.25)%(2)
            N/A                      N/A                       N/A               N/A                  1%(4)           1%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                           THE SMALL CAP
                                                         OPPORTUNITIES FUND
                                                  --------------------------------
                                                  INVESTOR CLASS   ADVISOR CLASS A
                                                     FOR THE           FOR THE
                                                    YEAR ENDED       YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,
                                                       2003             2003
                                                  --------------   ---------------
PER SHARE DATA(3)
  Net Asset Value,
    Beginning of Period..........................     $ 10.04          $10.03
                                                      -------          ------
  Income from Investment Operations:
    Net investment income (loss).................        0.25            0.15
    Net realized and unrealized gain (loss) on
       investments...............................        6.43            6.47
                                                      -------          ------
         Total gain (loss) from investment
           operations............................        6.68            6.62
                                                      -------          ------
  Less Distributions:
    From net investment income...................       (0.17)          (0.15)
    From net realized gains......................          --              --
                                                      -------          ------
         Total distributions.....................       (0.17)          (0.15)
                                                      -------          ------
  Net Asset Value, End of Period.................     $ 16.55          $16.50
                                                      =======          ======
  Total Return(5)................................       66.51%          65.98%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)..............     $23,665          $2,075
  Ratio of expenses to average net assets:
       Before expense reimbursement..............        2.34%           2.59%
       After expense reimbursement...............        2.34%           2.59%
  Ratio of net investment income (loss) to
    average net assets:
       Before expense reimbursement..............        2.14%           1.89%
       After expense reimbursement...............        2.14%           1.89%
  Portfolio turnover rate........................         N/A             N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                                           THE SMALL CAP
                                        OPPORTUNITIES FUND
    -------------------------------------------------------------------------------------------
                                                                                 INVESTOR CLASS
    INVESTOR CLASS   ADVISOR CLASS A          INVESTOR CLASS                       MARCH 20,
       FOR THE           FOR THE                 FOR THE                            2000(+)
      YEAR ENDED       YEAR ENDED               YEAR ENDED     ADVISOR CLASS A      THROUGH
     DECEMBER 31,     DECEMBER 31,             DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
         2002             2002                     2001            2001(+)            2000
    --------------   ---------------          --------------   ---------------   --------------
        $14.50           $14.50                   $11.10           $14.50            $10.00
        ------           ------                   ------           ------            ------
         (0.18)(6)        (0.20)(6)                (0.19)(6)           --             (0.00)(7)
         (4.21)           (4.20)                    3.59               --              1.10
        ------           ------                   ------           ------            ------
         (4.39)           (4.40)                    3.40               --              1.10
        ------           ------                   ------           ------            ------
            --               --                       --               --                --
         (0.07)           (0.07)                      --               --                --
        ------           ------                   ------           ------            ------
         (0.07)           (0.07)                      --               --                --
        ------           ------                   ------           ------            ------
        $10.04           $10.03                   $14.50           $14.50            $11.10
        ======           ======                   ======           ======            ======
        (30.28)%         (30.35)%                  30.63%            0.00%(1)         11.00%(1)
        $3,313           $  172                   $9,266           $    1            $  517
          2.95%            3.20%                    3.73%             N/A             24.50%(2)
          2.74%            2.99%                    2.74%             N/A              2.00%(2)
         (1.59)%          (1.84)%                  (2.37)%            N/A            (22.59)%(2)
         (1.38)%          (1.63)%                  (1.38)%            N/A             (0.09)%(2)
           N/A              N/A                      N/A              N/A                 8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                       THE KINETICS GOVERNMENT MONEY MARKET FUND
                               ---------------------------------------------------------
                                                                            FEBRUARY 3,
                                 FOR THE        FOR THE        FOR THE        2000(+)
                                YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   2003           2002           2001           2000
                               ------------   ------------   ------------   ------------
PER SHARE DATA(3)
  Net Asset Value, Beginning
    of Period.................    $ 1.00        $   1.00       $  1.00        $  1.00
                                  ------        --------       -------        -------
  Income from Investment
    Operations:
    Net investment income.....        --            0.00(4)       0.02           0.04
    Net realized and
      unrealized gain on
      investments.............        --              --            --             --
                                  ------        --------       -------        -------
        Total gain from
          investment
          operations..........        --            0.00(4)       0.02           0.04
                                  ------        --------       -------        -------
  Less Distributions:
    From net investment
      income..................        --           (0.00)(4)     (0.02)         (0.04)
    From net realized gains...        --              --            --             --
                                  ------        --------       -------        -------
        Total distributions...        --              --         (0.02)         (0.04)
                                  ------        --------       -------        -------
  Net Asset Value, End of
    Period....................    $ 1.00        $   1.00       $  1.00        $  1.00
                                  ======        ========       =======        =======
  Total Return................      0.00%           0.22%         2.36%          4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)...................    $3,048        $128,657       $94,886        $21,532
  Ratio of expenses to average
    net assets:
      Before expense
        reimbursement.........      1.32%           1.29%         1.35%          1.43%(2)
      After expense
        reimbursement.........      0.94%           1.23%         1.24%          1.25%(2)
  Ratio of net investment
    income (loss) to average
    net assets:
      Before expense
        reimbursement.........     (0.38)%          0.13%         2.12%          4.61%(2)
      After expense
        reimbursement.........      0.00%           0.19%         2.23%          4.79%(2)
  Portfolio turnover rate.....       N/A             N/A           N/A            N/A

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4)  The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC.
 REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors and Shareholders of Kinetics Mutual Funds, Inc.

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Internet Fund, The Internet Emerging Growth Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund and The Kinetics Government Money Market Fund (each a series of Kinetics Mutual Funds, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and their financial highlights for the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements and the financial highlights of the Funds for the year ended December 31, 1999 were audited by other independent auditors, whose report dated January 18, 2000 expressed an unqualified opinion on those statements.

     [PRICEWATERHOUSEECOOPERS LLP]
     PricewaterhouseCoopers LLP
     Milwaukee, Wisconsin
     February 20, 2004

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2003

COMMON STOCKS -- 84.32%+                       SHARES          VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 5.76%+
Global Crossing, Ltd.*...................         30,581    $  1,039,754
PrimaCom AG ADR*.........................        610,000         292,800
UnitedGlobalCom, Inc. -- Class A*(2).....      1,194,232      10,127,087
XM Satellite Radio Holdings,
  Inc. -- Class A*.......................         72,000       1,897,920
                                                            ------------
                                                              13,357,561
                                                            ------------
BUSINESS SERVICES -- 15.25%+
eSPEED, Inc. -- Class A*.................        720,000      16,855,200
Greg Manning Auctions, Inc.*.............         36,000         426,203
Kroll, Inc.*.............................        640,000      16,640,000
Ritchie Bros. Auctioneers Incorporated...         27,000       1,433,700
                                                            ------------
                                                              35,355,103
                                                            ------------
CELLULAR TELECOM SERVICES -- 17.73%+
China Mobile Limited ADR(1)..............        900,000      13,977,000
China Telecom Corporation Limited ADR....        500,000      20,405,000
China Unicom Limited ADR(2)..............        720,000       6,724,800
                                                            ------------
                                                              41,106,800
                                                            ------------
COMPUTER HARDWARE/SOFTWARE -- 3.32%+
Comdisco Holding Company, Inc.*(2).......        185,700       7,428,000
Leapfrog Enterprises, Inc.*(2)...........         10,000         265,300
                                                            ------------
                                                               7,693,300
                                                            ------------
COMPUTER SERVICES -- 1.52%+
Anteon International Corporation*........          2,000          72,100
CACI International, Inc. -- Class A*.....         70,000       3,403,400
ManTech International Corporation --
  Class A*...............................          2,000          49,900
                                                            ------------
                                                               3,525,400
                                                            ------------
CONSULTING SERVICES -- 3.02%+
FTI Consulting, Inc.*....................        300,000       7,011,000
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
E-BUSINESS SERVICES -- 5.94%+
First Advantage Corporation -- Class
  A*.....................................         20,000    $    389,800
Harris Interactive, Inc.*................      1,448,000      12,018,400
NetRatings, Inc.*........................        120,000       1,371,600
                                                            ------------
                                                              13,779,800
                                                            ------------
E-COMMERCE -- 9.19%+
CheckFree Corporation*...................        600,000      16,590,000
Getty Images, Inc.*......................         32,900       1,649,277
MarketWatch.com, Inc.*(2)................        244,000       2,100,596
WebMD Corporation*(1)....................        109,000         979,910
                                                            ------------
                                                              21,319,783
                                                            ------------
HOLDING COMPANY -- 6.65%+
Groupe Bruxelles Lambert S.A.* ..........         70,000       3,944,117
Leucadia National Corporation............        249,000      11,478,900
                                                            ------------
                                                              15,423,017
                                                            ------------
INFRASTRUCTURE -- 2.60%+
Commonwealth Telephone Enterprises,
  Inc.*..................................         40,000       1,510,000
Lynch Interactive Corporation*...........        185,790       4,431,092
Sunshine PCS Corporation -- Class A*.....        149,890          89,934
                                                            ------------
                                                               6,031,026
                                                            ------------
INTERNET SEARCH ENGINES -- 3.45%+
Netease.com, Inc. ADR*(2)................         72,000       2,656,800
SINA Corporation*(2).....................         80,000       2,700,000
Sohu.com, Inc.*(2).......................         88,000       2,640,880
                                                            ------------
                                                               7,997,680
                                                            ------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  8.10%+
Level 3 Communications, Inc.*(2).........      3,294,000      18,775,800
                                                            ------------
INTERNET TECHNOLOGY/SOFTWARE -- 1.74%+
BARRA, Inc...............................        100,000       3,549,000
Lionbridge Technologies, Inc.*...........         50,000         480,500
                                                            ------------
                                                               4,029,500
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
MEDIA CONTENT -- 0.04%+
The Washington Post Company -- Class B...            100    $     79,140
                                                            ------------
TOYS -- 0.00%+
Marvel Enterprises, Inc.*................            215           6,259
                                                            ------------
SECURITIES EXCHANGES -- 0.01%+
Nasdaq Stock Market Inc.*................          3,000          28,350
                                                            ------------
TOTAL COMMON STOCKS
  (cost $175,407,292)....................                    195,519,519
                                                            ------------

PREFERRED STOCKS -- 2.68%+
------------------------------------------------------------------------
E-COMMERCE -- 2.68%+
InterActiveCorp, CLB, 1.990%, 2/4/2022...        108,104       6,215,980
                                                            ------------
TOTAL PREFERRED STOCKS
  (cost $5,138,679)......................                      6,215,980
                                                            ------------

                                              PRINCIPAL
CORPORATE BONDS -- 1.93%+                      AMOUNT
------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.63%+
UnitedGlobalCom, Inc., CLB, 10.750%,
  2/15/2008 (Default Effective
  10/6/2003)(+)++........................    $ 2,000,000       1,462,500
                                                            ------------
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 1.30%+
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010*(+)..................      3,600,000       3,015,000
                                                            ------------
TOTAL CORPORATE BONDS
  (cost $4,306,861)......................                      4,477,500
                                                            ------------

CORPORATE BONDS --
CONVERTIBLE -- 8.24%+
------------------------------------------------------------------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  1.33%+
Level 3 Communications, Inc., CLB,
  6.000%, 3/15/2010......................      4,600,000       3,093,500
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                              PRINCIPAL
                                               AMOUNT          VALUE
------------------------------------------------------------------------
VENTURE CAPITAL -- 6.91%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  6/15/2006(1)...........................    $17,200,000    $ 16,017,500
                                                            ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $15,861,449).....................                     19,111,000
                                                            ------------

RIGHTS -- 2.62%+                               SHARES
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 2.62%+
Comdisco Holding Company, Inc.#..........     11,231,699       6,065,117
                                                            ------------
TOTAL RIGHTS (cost $2,747,694)...........                      6,065,117
                                                            ------------

CALL OPTIONS PURCHASED -- 0.01%+              CONTRACTS
------------------------------------------------------------------------
China Mobile Limited ADR
  Expiring June 2004 at $17.50...........            360          25,200
                                                            ------------
TOTAL CALL OPTIONS PURCHASED
  (cost $23,980).........................                         25,200
                                                            ------------

PUT OPTIONS PURCHASED -- 0.04%+
------------------------------------------------------------------------
Amazon.com, Inc.
  Expiring January 2004 at $40.00........          1,200           6,000
                                                            ------------
Cisco Systems, Inc.
  Expiring January 2004 at $20.00........            100             500
  Expiring January 2004 at $17.50........          1,800           4,500
                                                            ------------
                                                                   5,000
                                                            ------------
Computer Associates International, Inc.
  Expiring January 2004 at $22.50........          1,200          12,000
  Expiring May 2004 at $22.50............            125          11,563
                                                            ------------
                                                                  23,563
                                                            ------------
Dell, Inc.
  Expiring January 2004 at $30.00........            700           3,500
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                              CONTRACTS        VALUE
------------------------------------------------------------------------
eBAY, Inc.
  Expiring January 2004 at $15.00........            100    $        250
  Expiring January 2005 at $20.00........             50             375
  Expiring January 2005 at $35.00........             50           3,875
                                                            ------------
                                                                   4,500
                                                            ------------
Electronic Arts, Inc.
  Expiring January 2004 at $27.50........            450           1,125
  Expiring January 2004 at $40.00........          2,420          24,200
  Expiring January 2005 at $25.00........            100           5,250
                                                            ------------
                                                                  30,575
                                                            ------------
Nasdaq-100 Index Tracking Stock
  Expiring January 2004 at $30.00........          2,400           6,000
  Expiring January 2004 at $32.00........            700           3,500
                                                            ------------
                                                                   9,500
                                                            ------------
TOTAL PUT OPTIONS PURCHASED
  (cost $1,604,984)......................                         82,638
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

INVESTMENTS PURCHASED WITH CASH               PRINCIPAL
PROCEEDS FROM SECURITIES                       AMOUNT
LENDING -- 14.83%+                            OR SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.32%+
AIM Liquid Assets
  Portfolio -- Institutional Class.......         86,282    $     86,282
Merrill Lynch Premier Institutional
  Fund...................................        654,874         654,874
                                                            ------------
TOTAL MONEY MARKET FUNDS
  (cost $741,156)........................                        741,156
                                                            ------------
REPURCHASE AGREEMENTS -- 14.51%+
CS First Boston Repurchase Agreement,
  1.010%, 1/2/2004 (Cost
  $25,021,531)(3)........................    $25,021,531      25,021,531
Lehman Brothers Repurchase Agreement,
  1.120%, 1/2/2004 (Cost
  $8,628,113)(3).........................      8,628,113       8,628,113
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $33,649,644).....................                     33,649,644
                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $34,390,800).....................                     34,390,800
                                                            ------------
TOTAL INVESTMENTS -- 114.67%+
  (COST $239,481,739)....................                   $265,887,754
                                                            ============

-------------------------
* -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2003. + -- Calculated as a percentage of net assets.
++ -- Fair Valued Security.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2003. Total loaned securities had a market value of $33,716,357 at December 31, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2003

COMMON STOCKS -- 67.85%+                           SHARES       VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 3.08%+
PrimaCom AG ADR*..............................       4,750    $    2,280
UTStarcom, Inc.*..............................       2,600        96,382
XM Satellite Radio Holdings, Inc. -- Class
  A*..........................................       1,700        44,812
                                                              ----------
                                                                 143,474
                                                              ----------
BROADCAST SERVICES -- 0.13%+
Liberty Media Corporation -- Class A*.........         504         5,993
                                                              ----------
BUSINESS SERVICES -- 17.34%+
eSPEED, Inc. -- Class A*......................       9,000       210,690
FactSet Research Systems, Inc. ...............         400        15,284
Interactive Data Corporation*.................      13,000       215,280
John H. Harland Company.......................       1,000        27,300
Register.com, Inc.*...........................       6,976        36,624
Valassis Communications, Inc.*................       2,300        67,505
Websense, Inc.*...............................       8,000       233,920
                                                              ----------
                                                                 806,603
                                                              ----------
COMPUTER HARDWARE/SOFTWARE -- 7.57%+
Comdisco Holding Company, Inc.*...............       8,800       352,000
                                                              ----------
COMPUTER SERVICES -- 3.15%+
SI International, Inc.*.......................       7,500       146,625
                                                              ----------
E-BUSINESS SERVICES -- 1.65%+
NetRatings, Inc.*.............................       6,700        76,581
                                                              ----------
HOLDINGS COMPANY -- 7.93%+
Groupe Bruxelles Lambert S.A. ................       1,200        67,613
Naspers Limited ADR...........................       4,847       301,217
                                                              ----------
                                                                 368,830
                                                              ----------
INTERNET SEARCH ENGINES -- 0.75%+
Netease.com, Inc. ADR*(2).....................         240         8,856
SINA Corporation*.............................         500        16,875
Sohu.com, Inc.*...............................         300         9,003
                                                              ----------
                                                                  34,734
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                                   SHARES       VALUE
------------------------------------------------------------------------
INFRASTRUCTURE -- 8.37%+
IDT Corporation*..............................       5,300    $  117,395
IDT Corporation -- Class B*...................       5,300       122,589
Lynch Interactive Corporation*................       6,100       145,485
Sunshine PCS Corporation -- Class A*..........       6,000         3,600
                                                              ----------
                                                                 389,069
                                                              ----------
INTERNET TECHNOLOGY/HARDWARE -- 1.37%+
CompuCom Systems, Inc.*.......................      12,200        63,928
                                                              ----------
INTERNET TECHNOLOGY INFRASTRUCTURE -- 7.35%+
Level 3 Communications, Inc.*.................      60,000       342,000
                                                              ----------
INTERNET TECHNOLOGY/SOFTWARE -- 4.70%+
ActivCard Corporation*........................       7,500        59,100
BARRA, Inc....................................       2,000        70,980
ProQuest Company*.............................       3,000        88,350
                                                              ----------
                                                                 218,430
                                                              ----------
MULTIMEDIA -- 0.54%+
Gemstar -- TV Guide International, Inc.*......       5,000        25,250
                                                              ----------
TELECOMMUNICATIONS -- 0.76%+
Warwick Valley Telephone Company..............       1,200        35,508
                                                              ----------
TITLE INSURANCE -- 3.16%+
Fidelity National Financial, Inc. ............       3,794       147,131
                                                              ----------
TOTAL COMMON STOCKS (cost $2,618,043).........                 3,156,156
                                                              ----------
                                                  PRINCIPAL
CORPORATE BONDS -- 2.09%+                          AMOUNT
-------------------------------------------------------------------------
INFRASTRUCTURE -- 2.09%+
RCN Corporation, CLB, 11.125%,
  10/15/2007(+)...............................    $200,000         97,000
                                                               ----------
TOTAL CORPORATE BONDS (cost $103,039).........                     97,000
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

CORPORATE BONDS -- CONVERTIBLE --                 PRINCIPAL
3.07%+                                             AMOUNT        VALUE
-------------------------------------------------------------------------
INFRASTRUCTURE -- 3.07%+
Conexant Systems, Inc., CLB, 4.000%,
  2/1/2007....................................    $150,000     $  142,875
                                                               ----------
TOTAL CORPORATE BONDS -- CONVERTIBLE (cost
  $97,692)....................................                    142,875
                                                               ----------
RIGHTS -- 6.69%+                                   SHARES
-------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 6.69%+
Comdisco Holding Company, Inc.#...............     576,000        311,040
                                                               ----------
TOTAL RIGHTS
  (cost $243,023).............................                    311,040
                                                               ----------
PUT OPTIONS PURCHASED -- 0.01%+                   CONTRACTS
-------------------------------------------------------------------------
Internet HOLDRs Trust
  Expiring January 2004 at $40.00.............          25            313
Nasdaq-100 Index Tracking Stock
  Expiring January 2004 at $29.00.............          60            150
                                                               ----------
TOTAL PUT OPTIONS PURCHASED (cost $10,230)....                        463
                                                               ----------
                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 19.64%+                  AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 11.95%+
Federal Home Loan Bank Discount Note, 0.9997%,
  1/2/2004....................................    $556,000        555,992
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 7.69%+
American Family, 0.7609%......................      99,854         99,854
Wisconsin Corporate Central Credit Union,
  0.7900%.....................................      63,512         63,512
U.S. Bank, N.A., 0.8700%......................     194,484        194,484
                                                               ----------
                                                                  357,850
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS (cost
  $913,842)...................................                    913,842
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

INVESTMENTS PURCHASED WITH CASH                   PRINCIPAL
PROCEEDS FROM SECURITIES LENDING --                AMOUNT
0.16%+                                            OR SHARES      VALUE
-------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.00%+
AIM Liquid Assets Portfolio -- Institutional
  Class.......................................          19     $       19
Merrill Lynch Premier Institutional Fund......         145            145
                                                               ----------
TOTAL MONEY MARKET FUNDS
  (cost $164).................................                        164
                                                               ----------
REPURCHASE AGREEMENTS -- 0.16%+
CS First Boston Repurchase Agreement, 1.010%,
  1/2/2004 (Cost $5,529)(3)...................    $  5,529          5,529
Lehman Brothers Repurchase Agreement, 1.120%,
  1/2/2004 (Cost $1,907)(3)...................       1,907          1,907
                                                               ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $7,436)...............................                      7,436
                                                               ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
  (cost $7,600)...............................                      7,600
                                                               ----------
TOTAL INVESTMENTS -- 99.51%+
  (COST $3,993,469)...........................                 $4,628,976
                                                               ==========

------------------
*  -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2003. ADR -- American Depository Receipts.
+ -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
(2) -- This security or a portion of this security was out on loan at December 31, 2003. Total loaned securities had a market value of $7,384 at December 31, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003

COMMON STOCKS -- 80.92%+                        SHARES        VALUE
----------------------------------------------------------------------
AIRLINES -- 0.53%+
China Eastern Airlines Corporation Limited
  ADR*......................................      10,000   $   172,500
China Southern Airlines Company Limited
  ADR*......................................      10,000       213,400
                                                           -----------
                                                               385,900
                                                           -----------
AUTO INSURANCE -- 1.84%+
The Progressive Corporation.................      16,000     1,337,440
                                                           -----------
AUTO MANUFACTURING -- 0.06%+
Great Wall Automobile Holdings Company,
  Limited*..................................      20,000        42,635
                                                           -----------
BEVERAGES -- 0.01%+
Taittinger S.A. ............................          25         4,219
                                                           -----------
BUSINESS SERVICES -- 0.08%+
Iron Mountain, Incorporated*................         200         7,908
Moody's Corporation.........................         800        48,440
                                                           -----------
                                                                56,348
                                                           -----------
CELLULAR TELECOM SERVICES -- 3.68%+
China Mobile Limited ADR....................      60,000       931,800
China Telecom Corporation Limited ADR.......      36,000     1,469,160
China Unicom Limited ADR(2).................      30,000       280,200
                                                           -----------
                                                             2,681,160
                                                           -----------
COMPUTER SERVICES -- 0.32%+
CACI International, Inc. -- Class A*........       4,800       233,376
                                                           -----------
CONSULTING SERVICES -- 0.38%+
FTI Consulting, Inc.*.......................      12,000       280,440
                                                           -----------
DIVERSIFIED OPERATIONS -- 0.04%+
Brascan Corporation -- Class A..............       1,000        30,540
                                                           -----------
DOMESTIC UTILITIES-ELECTRIC -- 4.14%+
Edison International*.......................       6,000       131,580
PG&E Corporation*...........................      60,000     1,666,200
Reliant Resources, Inc.*....................     144,000     1,059,840
Texas Genco Holdings, Inc. .................       1,200        39,000
TXU Corporation ............................       5,000       118,600
                                                           -----------
                                                             3,015,220
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
ENERGY-EXPLORATION & PRODUCTION -- 9.36%+
Canadian Oil Sands Trust*...................      71,262   $ 2,519,824
CNOOC Limited ADR...........................      12,000       479,040
EnCana Corporation .........................       1,800        70,992
Suncor Energy, Inc.(1)......................     150,000     3,759,000
                                                           -----------
                                                             6,828,856
                                                           -----------
ENERGY-INTEGRATED -- 6.56%+
China Petroleum and Chemical Corporation
  ADR.......................................      30,000     1,332,300
PetroChina Company Limited ADR..............      60,000     3,423,000
Statoil ASA ADR.............................       2,000        22,600
                                                           -----------
                                                             4,777,900
                                                           -----------
ENERGY-PIPELINE -- 8.38%+
El Paso Corporation.........................     530,000     4,340,700
The Williams Companies, Inc. ...............     180,000     1,767,600
                                                           -----------
                                                             6,108,300
                                                           -----------
FINANCE -- 2.21%+
Deutsche Boerse AG..........................         400        21,948
Euronext NV.................................       9,600       244,238
HDFC Bank, Ltd. ADR.........................         400        12,216
Hong Kong Exchanges & Clearing Limited......      18,000        39,067
London Stock Exchange PLC...................       8,000        47,976
M&T Bank Corporation........................      12,000     1,179,601
The Dun & Bradstreet Corporation*...........         200        10,142
The Student Loan Corporation................         400        58,400
                                                           -----------
                                                             1,613,588
                                                           -----------
FOREIGN UTILITIES-ELECTRIC -- 1.58%+
Huaneng Power International, Inc. ADR(2)....       4,000       277,640
Korea Electric Power Corporation ADR(2).....      84,000       872,760
                                                           -----------
                                                             1,150,400
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
HOLDING COMPANIES -- 10.40%+
Berkshire Hathaway Inc. -- Class B*.........       1,200   $ 3,378,000
Groupe Bruxelles Lambert S.A. ..............      12,000       676,134
Leucadia National Corporation...............      63,000     2,904,300
Pargesa Holding AG -- Class B...............          48       128,078
Wesco Financial Corporation.................       1,400       492,800
                                                           -----------
                                                             7,579,312
                                                           -----------
HOSPITALITY -- 0.01%+
Societe du Lourve...........................         100         8,060
                                                           -----------
INSURANCE-DIVERSIFIED -- 1.63%+
China Life Insurance Company, Limited
  ADR*(2)...................................      36,000     1,186,920
                                                           -----------
INTERNET TECHNOLOGY INFRASTRUCTURE -- 0.56%+
Level 3 Communications, Inc.*(2)............      72,000       410,400
                                                           -----------
MEDIA CONTENT -- 3.99%+
Dow Jones & Company, Inc. ..................         100         4,985
Meredith Corporation........................       2,000        97,620
Pearson PLC ADR.............................       1,175        13,172
The E.W. Scripps Company -- Class A.........       2,000       188,280
The New York Times Company -- Class A.......         600        28,674
The Walt Disney Company.....................       1,850        43,161
The Washington Post Company -- Class B......       3,200     2,532,480
                                                           -----------
                                                             2,908,372
                                                           -----------
MINING -- 6.83%+
Anglo American PLC ADR(2)...................      60,000     1,327,200
Newmont Mining Corporation..................      75,000     3,645,750
                                                           -----------
                                                             4,972,950
                                                           -----------
PHARMACEUTICALS -- 0.16%+
China Pharmaceutical Group Limited..........     360,000       114,766
                                                           -----------
PROPERTY/CASUALTY
  INSURANCE-DIVERSIFIED -- 6.35%+
Alleghany Corporation*......................         600       133,500
PICC Property and Casualty Company,
  Limited*..................................     180,000        80,568
White Mountains Insurance Group, Ltd. ......       9,600     4,415,520
                                                           -----------
                                                             4,629,588
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
PUBLIC THOROUGHFARES -- 2.17%+
Anhui Expressway Company, Limited...........     480,000   $   183,935
Jiangsu Express Company, Limited............     720,000       382,554
Shenzhen Expressway Company Limited.........     700,000       250,206
Sichuan Expressway Company Limited..........   2,080,000       345,613
Zhejiang Expressway Company, Limited........     600,000       421,196
                                                           -----------
                                                             1,583,504
                                                           -----------
PUBLISHING -- 0.29%+
John Wiley & Sons, Inc. -- Class B..........       8,000       208,880
                                                           -----------
REAL ESTATE DEVELOPMENT -- 0.18%+
Forest City Enterprises, Inc. -- Class A....         600        28,506
Texas Pacific Land Trust....................       1,800       101,250
                                                           -----------
                                                               129,756
                                                           -----------
REAL ESTATE DIVERSIFIED -- 0.02%+
Vornado Realty Trust........................         200        10,950
                                                           -----------
RE-INSURANCE -- 4.92%+
Montpelier Re Holdings, Ltd. ...............      96,000     3,523,200
Renaissance Re Holdings, Ltd. ..............       1,200        58,860
                                                           -----------
                                                             3,582,060
                                                           -----------
SECURITIES EXCHANGES -- 0.06%+
The Chicago Mercantile Exchange.............         600        43,416
                                                           -----------
SPECIALTY INSURANCE -- 0.42%+
Markel Corporation*.........................       1,200       304,212
                                                           -----------
TITLE INSURANCE -- 0.03%+
Fidelity National Financial, Inc............         500        19,390
                                                           -----------
TRANSPORTATION-RAIL -- 0.01%+
Guangshen Railway Company Limited...........         400         5,808
                                                           -----------
UTILITIES-DIVERSIFIED -- 3.72%+
CenterPoint Energy, Inc. ...................     280,000     2,713,200
                                                           -----------
TOTAL COMMON STOCKS
  (cost $47,068,399)........................                58,957,866
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

PREFERRED STOCKS -- 0.36%+                      SHARES        VALUE
----------------------------------------------------------------------
ENERGY-PIPELINE -- 0.07%+
The Williams Companies, Inc., Conv, 9.000%,
  2/16/2005.................................       4,000   $    52,440
                                                           -----------
UTILITIES-ELECTRIC -- 0.29%+
Edison International, CLB, 8.600%,
  10/29/2029................................         400        10,176
Pacific Gas and Electric Company -- Series
  B*........................................         600        16,260
Pacific Gas and Electric Company -- Series
  D, CLB, 5.000%, 02/09/2004*...............       1,600        37,200
Pacific Gas and Electric Company -- Series
  E, CLB, 5.000%, 02/09/2004*...............       1,000        23,520
Pacific Gas and Electric Company -- Series
  G, CLB, 4.800%, 02/09/2004*...............       1,200        26,460
Pacific Gas and Electric Company -- Series
  H, CLB, 4.500%, 02/09/2004*...............       1,800        38,250
Pacific Gas and Electric Company -- Series
  I, CLB, 4.360%, 02/09/2004*...............       2,400        50,940
Pacific Gas and Electric Company -- Series
  U, CLB, 7.040%, 02/09/2004*...............         200         6,250
                                                           -----------
                                                               209,056
                                                           -----------
TOTAL PREFERRED STOCKS
  (cost $175,606)...........................                   261,496
                                                           -----------
                                              PRINCIPAL
CORPORATE BONDS -- 4.34%+                       AMOUNT
----------------------------------------------------------------------
FINANCE -- 2.96%+
The FINOVA Group, Inc., 7.500%, 11/15/2009..  $3,600,000     2,160,000
                                                           -----------
INTERNET TECHNOLOGY INFRASTRUCTURE -- 1.38%+
Level 3 Communications, Inc., CLB, 0.000%,
  3/15/2010*(+).............................   1,200,000     1,005,000
                                                           -----------
TOTAL CORPORATE BONDS
  (cost $2,613,699).........................                 3,165,000
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

             CORPORATE BONDS --               PRINCIPAL
           CONVERTIBLE -- 1.50%+                AMOUNT        VALUE
----------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.50%+
Trizec Hahn Corporation, CLB, 3.000%,
  1/29/2021.................................  $1,400,000   $ 1,090,250
                                                           -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $967,538)...........................                 1,090,250
                                                           -----------
CALL OPTIONS PURCHASED -- 0.26%+              CONTRACTS
----------------------------------------------------------------------
Suncor Energy, Inc.
  Expiring June 2004 at $22.50..............         540       189,000
                                                           -----------
TOTAL CALL OPTIONS PURCHASED
  (cost $71,820)............................                   189,000
                                                           -----------
PUT OPTIONS PURCHASED -- 0.31%+
----------------------------------------------------------------------
Biotech HOLDRs Trust
  Expiring January 2004 at $115.00..........         150           750
                                                           -----------
Computer Associates International, Inc.
  Expiring May 2004 at $22.50...............         300        27,750
                                                           -----------
Internet HOLDRs Trust
  Expiring January 2004 at $40.00...........         400         4,000
                                                           -----------
Nasdaq-100 Index Tracking Stock
  Expiring January 2004 at $29.00...........         500         1,250
                                                           -----------
Safeway, Inc.
  Expiring January 2006 at $25.00...........         290       152,250
                                                           -----------
The Kroger Co.
  Expiring January 2005 at $10.00...........         100         1,000
  Expiring January 2005 at $15.00...........          50         3,375
  Expiring January 2006 at $10.00...........         130         3,900
  Expiring January 2006 at $12.50...........         250        15,000
  Expiring January 2006 at $20.00...........          40        13,300
                                                           -----------
                                                                36,575
                                                           -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $510,984)...........................                   222,575
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                              PRINCIPAL
SHORT-TERM INVESTMENTS -- 12.96%+               AMOUNT        VALUE
----------------------------------------------------------------------
DISCOUNT NOTES -- 11.38%+
Federal Home Loan Bank Discount Note
  1.0001%, 01/02/2004(1)....................  $8,291,000   $ 8,290,885
                                                           -----------
VARIABLE RATE DEMAND NOTES** -- 1.58%+
U.S. Bank, N.A., 0.8700%....................   1,153,544     1,153,544
                                                           -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $9,444,429).........................                 9,444,429
                                                           -----------
INVESTMENTS PURCHASED WITH                    PRINCIPAL
CASH PROCEEDS FROM                            AMOUNT OR
SECURITIES LENDING -- 4.06%+                    SHARES
----------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.09%+
AIM Liquid Assets Portfolio -- Institutional
  Class.....................................       7,423         7,423
Merrill Lynch Premier Institutional Fund....      56,344        56,344
                                                           -----------
TOTAL MONEY MARKET FUNDS
  (cost $63,767)............................                    63,767
                                                           -----------
REPURCHASE AGREEMENTS -- 3.97%+
CS First Boston Repurchase Agreement,
  1.010%, 1/2/2004 (Cost $2,152,791)(3).....  $2,152,791     2,152,791
Lehman Brothers Repurchase Agreement,
  1.120%, 1/2/2004 (Cost $742,342)(3).......     742,342       742,342
TOTAL REPURCHASE AGREEMENTS
  (cost $2,895,133).........................                 2,895,133
                                                           -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $2,958,900).........................                 2,958,900
                                                           -----------
TOTAL INVESTMENTS -- 104.71%+
  (COST $63,811,375)........................               $76,289,516
                                                           ===========

------------------
*   -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2003. ADR -- American Depository Receipts.
+ -- Calculated as a percentage of Net Assets.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

(2) -- This security or a portion of this security was out on loan at December 31, 2003. Total loaned securities had a market value of $2,917,566 at December 31, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2003

COMMON STOCKS -- 83.85%+                         SHARES         VALUE
------------------------------------------------------------------------
AGRICULTURAL OPERATIONS -- 0.58%+
Monsanto Company...........................         4,915    $   141,454
                                                             -----------
BIOMEDICAL -- 32.31%+
Amgen, Inc.*...............................         9,800        605,640
Antigenics, Inc.*(2).......................           892         10,097
AVAX Technologies, Inc.*...................        50,000          9,000
Avigen, Inc.*..............................        11,000         64,680
Biogen Idec, Inc.*.........................        37,250      1,370,055
Biomira, Inc.*.............................        37,000         54,760
Cell Genesys, Inc.*........................        11,725        151,722
Chiron Corporation*(1).....................        33,000      1,880,670
DeCODE genetics, Inc.*.....................         7,000         57,330
EntreMed, Inc.*(2).........................        11,000         36,740
Genencor International, Inc.*..............        19,000        299,250
Genzyme Corporation*.......................        15,961        787,516
Human Genome Sciences, Inc.*...............        17,000        225,250
ILEX Oncology, Inc.*.......................        29,000        616,250
Isis Pharmaceuticals, Inc.*................         5,000         32,500
Medarex, Inc.*.............................        14,000         87,220
Millennium Pharmaceuticals, Inc.*..........        20,296        378,926
NeoRx Corporation*.........................        27,000        112,320
Onyx Pharmaceuticals, Inc.*................        12,000        338,760
Progenics Pharmaceuticals, Inc.*...........         3,200         60,352
Protein Design Labs, Inc.*.................        12,000        214,800
Savient Pharmaceuticals, Inc.*.............        33,000        152,130
Sirna Therapeutics, Inc.*..................         3,491         18,153
SuperGen, Inc.*............................        14,000        154,000
Targeted Genetics Corporation*.............        10,000         21,900
Tularik, Inc.*.............................         8,000        129,200
Vical Incorporated*........................        10,500         51,660
                                                             -----------
                                                               7,920,881
                                                             -----------
CHEMICALS-DIVERSIFIED -- 0.78%+
Akzo Nobel N.V. ADR........................         5,000        191,000
                                                             -----------
MEDICAL LABS/TESTING SERVICES -- 0.41%+
IMPATH, Inc.*..............................        26,000        101,400
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                                   SHARES          VALUE
------------------------------------------------------------------------
PHARMACEUTICALS -- 49.77%+
Abbott Laboratories........................        17,000    $   792,200
Atlanta AG ADR(2)..........................        12,000        723,600
Aventis S.A. ADR...........................        12,000        795,120
Bristol-Meyers Squibb Company..............        12,000        343,200
China Pharmaceutical Group Limited.........     1,440,000        459,065
Cubist Pharmaceuticals, Inc.*..............         4,000         48,640
Eli Lilly and Company......................         4,000        281,320
GlaxoSmithKline PLC ADR....................        22,673      1,057,015
ImmunoGen, Inc.*...........................         6,000         30,300
Johnson & Johnson(1).......................        10,000        516,600
MedImmune, Inc.*...........................        27,500        698,500
MGI Pharma, Inc.*..........................        10,000        411,500
Novartis AG ADR............................        49,000      2,248,610
OSI Pharmaceuticals, Inc.*.................           737         23,739
Pfizer, Inc. ..............................        28,554      1,008,813
Roche Holding AG ADR.......................         4,000        403,477
Schering AG ADR(2).........................        19,000        970,900
Serono SA ADR..............................        11,000        193,050
Theragenics Corporation*...................         2,000         10,940
Wyeth......................................        27,900      1,184,355
                                                             -----------
                                                              12,200,944
                                                             -----------
TOTAL COMMON STOCKS
  (cost $20,960,966).......................                   20,555,679
                                                             -----------

RIGHTS -- 0.00%+
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.00%+
OSI Pharmaceuticals, Inc.#.................        13,000    $        --
                                                             -----------
TOTAL RIGHTS
  (cost $0)................................                           --
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

------------------------------------------------------------------------
CORPORATE BONDS --                             PRINCIPAL
CONVERTIBLE -- 0.58%+                            AMOUNT         VALUE
------------------------------------------------------------------------
BIOMEDICAL -- 0.58%+
Human Genome Sciences, Inc., CLB, 5.000%,
  2/1/2007.................................    $  150,000    $   142,875
                                                             -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $115,422)..........................                      142,875
                                                             -----------

PUT OPTIONS PURCHASED -- 0.70%+                CONTRACTS
------------------------------------------------------------------------
Biotech HOLDRs Trust
  Expiring January 2004 at $120.00.........           500          6,250
  Expiring April 2004 at $120.00...........           100         18,000
                                                             -----------
                                                                  24,250
                                                             -----------
Chiron Corporation
  Expiring January 2005 at $40.00..........           100         13,500
                                                             -----------
Genentech, Inc.
  Expiring June 2004 at $80.00.............            50         13,875
                                                             -----------
Biogen Idec, Inc.
  Expiring January 2004 at $40.00..........           230         82,800
                                                             -----------
Johnson & Johnson
  Expiring January 2004 at $55.00..........           100         36,000
                                                             -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $656,588)..........................                      170,425
                                                             -----------

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 15.56%+                AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 9.47%+
Federal Home Loan Bank Discount Note
  1.0001%, 1/2/2004(1).....................    $2,321,000      2,320,968
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                               PRINCIPAL
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 6.09%+
American Family, 0.7609%...................    $  280,342    $   280,342
U.S. Bank, N.A., 0.8700%...................       597,877        597,877
Wisconsin Corporate Central Credit Union,
  0.7900%..................................       615,556        615,556
                                                             -----------
                                                               1,493,775
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $3,814,743)........................                    3,814,743
                                                             -----------

INVESTMENTS PURCHASED WITH                     PRINCIPAL
CASH PROCEEDS FROM SECURITIES                    AMOUNT
LENDING -- 2.75%+                              OR SHARES
------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.06%+
AIM Liquid Assets
  Portfolio -- Institutional Class.........         1,692          1,692
Merrill Lynch Premier Institutional Fund...        12,848         12,848
                                                             -----------
TOTAL MONEY MARKET FUNDS
  (cost $14,540)...........................                       14,540
                                                             -----------
REPURCHASE AGREEMENTS -- 2.69%+
CS First Boston Repurchase Agreement,
  1.010%, 1/2/2004 (Cost $490,888)(3)......    $  490,888        490,888
Lehman Brothers Repurchase Agreement,
  1.120%, 1/2/2004 (Cost $169,272)(3)......       169,272        169,272
                                                             -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $660,160)..........................                      660,160
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $674,700)..........................                      674,700
                                                             -----------
TOTAL INVESTMENTS -- 103.44%+
  (COST $26,222,419).......................                  $25,358,422
                                                             ===========

------------------
* -- Non-income producing security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2003. Total loaned securities had a market value of $657,472 at December 31, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2003

COMMON STOCKS -- 81.19%+                       SHARES           VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 2.47%+
Global Crossing, Limited*...............            8,000    $   272,000
PrimaCom AG, ADR*.......................           54,000         25,920
UnitedGlobalCom, Inc. -- Class A*.......           40,000        339,200
                                                             -----------
                                                                 637,120
                                                             -----------
AIRLINES -- 7.48%+
China Eastern Airlines Corporation
  Limited ADR*..........................           50,000        862,500
China Southern Airlines Company Limited
  ADR*..................................           50,000      1,067,000
                                                             -----------
                                                               1,929,500
                                                             -----------
AUTO MANUFACTURING -- 5.58%+
Brilliance China Automotive Holdings
  Limited ADR...........................           25,000      1,417,500
Oshkosh Truck Corporation...............              400         20,412
                                                             -----------
                                                               1,437,912
                                                             -----------
BANKS -- 0.61%+
Banque du Liban et d'Outre-Mer S.A.L.
  (BLOM) -- Class B GDR.................            4,800        111,600
Cathay General Bancorp..................              200         11,136
Center Financial Corporation............              200          5,450
East West Bancorp, Inc. ................              100          5,368
Hanmi Financial Corporation.............              200          3,954
Nara Bancorp, Inc. .....................              200          5,460
Pacific Union Bank......................              200          5,106
UCBH Holdings, Inc. ....................              200          7,794
Wilshire State Bank*....................              100          1,942
                                                             -----------
                                                                 157,810
                                                             -----------
BUSINESS SERVICES -- 7.04%+
Greg Manning Auctions, Inc.*............           12,000        142,068
Kroll, Inc.*............................            7,200        187,200
Loring Ward International, Limited*.....           10,000             --
Quanta Services, Inc.*..................          100,000        730,000

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                               SHARES           VALUE
------------------------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
Ritchie Bros. Auctioneers
  Incorporated..........................            9,600    $   509,760
Sotheby's Holdings, Inc.*...............           18,000        245,880
                                                             -----------
                                                               1,814,908
                                                             -----------
COMPUTER SERVICES -- 2.74%+
Anteon International Corporation*.......            3,600        129,780
CACI International Inc. -- Class A*.....           10,000        486,200
ManTech International Corporation --
  Class A*..............................            3,600         89,820
                                                             -----------
                                                                 705,800
                                                             -----------
CONSULTING SERVICES -- 6.52%+
FTI Consulting, Inc.*...................           72,000      1,682,640
                                                             -----------
ENERGY -- 0.90%+
Calpine Corporation*(2).................           48,000        230,880
                                                             -----------
INFRASTRUCTURE -- 0.02%+
Lynch Interactive Corporation*..........              200          4,770
                                                             -----------
INTERNET TECHNOLOGY/SOFTWARE -- 0.03%+
BARRA, Inc..............................              200          7,098
                                                             -----------
MANUFACTURING -- 0.02%+
Steinway Musical Instruments, Inc.*.....              200          4,940
                                                             -----------
METAL FABRICATION -- 7.70%+
Aluminum Corporation of China Limited
  ADR(2)................................           25,000      1,925,000
Commercial Metals Company...............            2,000         60,800
                                                             -----------
                                                               1,985,800
                                                             -----------
MINING -- 10.73%+
Aber Diamond Corporation*...............           12,000        439,560
Goldcorp, Inc.(1).......................           50,000        797,500
Kinross Gold Corporation*...............           72,000        575,280
Stillwater Mining Company*(1)...........          100,000        957,000
                                                             -----------
                                                               2,769,340
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                               SHARES           VALUE
------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.09%+
Alleghany Corporation*..................              102    $    22,695
                                                             -----------
PUBLIC THOROUGHFARES -- 0.52%+
Sichuan Expressway Co. Limited..........          800,000        132,928
                                                             -----------
PUBLISHING -- 4.48%+
Courier Corporation.....................              600         23,083
John Wiley & Sons, Inc. -- Class A......              600         15,618
R.H. Donnelley Corporation*.............           28,000      1,115,520
                                                             -----------
                                                               1,154,221
                                                             -----------
REAL ESTATE DEVELOPMENT -- 3.37%+
Alexander's, Inc.*......................              100         12,466
American Real Estate Partners, L.P.*....           32,000        544,000
Forest City Enterprises, Inc. -- Class
  A.....................................              400         19,004
Malan Realty Investors, Inc. ...........            1,000          4,850
Texas Pacific Land Trust................            5,000        281,250
United Capital Corporation..............              400          8,288
                                                             -----------
                                                                 869,858
                                                             -----------
RE-INSURANCE -- 2.56%+
Montpelier Re Holdings, Limited.........           18,000        660,600
                                                             -----------
TRANSPORTATION-RAIL -- 0.68%+
Guangshen Railway Company Limited ADR...           12,000        174,240
                                                             -----------
TRANSPORT SERVICES -- 2.68%+
Laidlaw International, Inc.*............           50,000        691,500
                                                             -----------
UTILITIES-ELECTRIC -- 14.97%+
Allegheny Energy, Inc.*.................           72,000        918,720
Aquilla, Inc.*..........................          144,000        488,160
CMS Energy Corporation*.................           12,000        102,240
Reliant Resources, Inc.*................          320,000      2,355,200
                                                             -----------
                                                               3,864,320
                                                             -----------
TOTAL COMMON STOCKS
  (cost $15,665,124)....................                      20,938,880
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

                                              PRINCIPAL
CORPORATE BONDS -- 1.13%+                      AMOUNT           VALUE
------------------------------------------------------------------------
INFRASTRUCTURE -- 1.13%+
RCN Corporation, CLB, 11.125%,
  10/15/2007(+).........................    $     600,000    $   291,000
                                                             -----------
TOTAL CORPORATE BONDS
  (cost $284,837).......................                         291,000
                                                             -----------
CORPORATE BONDS --
CONVERTIBLE -- 2.04%+
------------------------------------------------------------------------
PROPERTY/CASUALTY -- 2.04%+
Fairfax Financial Holdings, Limited,
  5.000%, 7/15/2023.....................          500,000        526,875
                                                             -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $497,500).......................                         526,875
                                                             -----------
RIGHTS -- 6.28%+                               SHARES
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 6.28%+
Comdisco Holding Company, Inc.#.........        3,000,300      1,620,162
                                                             -----------
TOTAL RIGHTS
  (cost $908,670).......................                       1,620,162
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

PUT OPTIONS PURCHASED -- 0.24%+               CONTRACTS         VALUE
------------------------------------------------------------------------
Biotech HOLDRs Trust
  Expiring January 2004 at $120.00......              100    $     1,250
Computer Associates International, Inc.
  Expiring January 2006 at $35.00.......               45         46,575
Internet HOLDRs Trust
  Expiring January 2004 at $40.00.......              300          3,000
Midcap SPDR Trust Series 1
  Expiring January 2004 at $85.00.......              300          3,750
Nasdaq- 100 Index Tracking Stock
  Expiring January 2004 at $29.00.......              300            750
Winn- Dixie Stores, Inc.
  Expiring January 2006 at $5.00........               20          1,050
  Expiring January 2006 at $10.00.......               20          4,600
                                                             -----------
                                                                   5,650
                                                             -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $241,348).......................                          60,975
                                                             -----------
                                              PRINCIPAL
SHORT-TERM INVESTMENTS -- 16.11%+              AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 15.92%+
Federal Home Loan Bank Discount Note,
  1.0000%, 1/2/2004.....................    $   4,107,000      4,106,943
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 0.19%+
U.S. Bank, N.A., 0.8700%................           48,880         48,880
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $4,155,823).....................                       4,155,823
                                                             -----------
INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING -- 7.09%+                              SHARES
------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.16%+
AIM Liquid Assets
  Portfolio -- Institutional Class......            4,584          4,584
Merrill Lynch Premier Institutional
  Fund..................................           34,789         34,789
                                                             -----------
TOTAL MONEY MARKET FUNDS
  (cost $39,373)........................                          39,373
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2003 -- (Continued)

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES                 PRINCIPAL
LENDING -- 7.09%+                              AMOUNT           VALUE
------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.93%+
CS First Boston Repurchase Agreement,
  1.010%, 1/2/2004(3)...................    $   1,329,261    $ 1,329,261
Lehman Brothers Repurchase Agreement,
  1.120%, 1/2/2004(3)...................          458,366        458,366
                                                             -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,787,627).....................                       1,787,627
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $1,827,000).....................                       1,827,000
                                                             -----------
TOTAL INVESTMENTS -- 114.08%+
  (COST $23,580,302)....................                     $29,420,715
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2003.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2003. ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2003. Total loaned securities had a market value of $1,799,800 at December 31, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- December 31, 2003

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 104.10%+               AMOUNT      VALUE
---------------------------------------------------------------------
DISCOUNT NOTES -- 104.10%+
Federal Home Loan Bank Discount Note 1.0300%,
  1/2/2004...................................  $3,045,000  $3,044,958
                                                           ----------
TOTAL INVESTMENTS -- 104.10%+
  (COST $3,044,958)..........................              $3,044,958
                                                           ==========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- December 31, 2003

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
WebMD Corporation Expiring January 2005 at
  $10.00.........................................      1,090      $149,875
                                                                  --------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
China Mobile Limited ADR Expiring June 2004 at
  $12.50.........................................        360        12,600
eBAY, Inc. Expiring January 2005 at $40.00.......         50         6,375
                                                                  --------
                                                                    18,975
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $336,187)...................                 $168,850
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Options Written -- December 31, 2003

PUT OPTIONS WRITTEN                                  CONTRACTS    VALUE
------------------------------------------------------------------------
Alliant Techsystems, Inc. Expiring January 2004 at
  $50.00...........................................      30      $   225
Bristol-Myers Squibb Company Expiring January 2005
  at $20.00........................................      10          275
General Dynamics Corporation Expiring January 2004
  at $70.00........................................      20           50
Suncor Energy, Inc.
  Expiring June 2004 at $20.00.....................     180        3,600
  Expiring June 2004 at $22.50.....................     180       12,600
                                                                 -------
                                                                  16,200
                                                                 -------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED
  $85,926).........................................              $16,750
                                                                 =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- December 31, 2003

CALL OPTIONS WRITTEN                                  CONTRACTS     VALUE
--------------------------------------------------------------------------
Chiron Corporation
  Expiring January 2005 at $50.00.................        50       $57,500
Johnson & Johnson
  Expiring January 2004 at $55.00.................       100           500
                                                                   -------
                                                                    58,000
                                                                   -------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
Merck & Co., Inc.
  Expiring April 2004 at $42.50...................        50         4,000
                                                                   -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $140,345)....................                 $62,000
                                                                   =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Options Written -- December 31, 2003

CALL OPTIONS WRITTEN                                  CONTRACTS     VALUE
--------------------------------------------------------------------------
Goldcorp, Inc.
  Expiring July 2004 at $17.50....................        50       $ 8,750
Stillwater Mining Company
  Expiring July 2004 at $10.00....................       100        18,000
                                                                   -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $19,299).....................                 $26,750
                                                                   =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2003

                                                                           THE INTERNET
                                                           THE INTERNET   EMERGING GROWTH
                                                            PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)...........................  $265,887,754     $4,628,976
  Receivable for contributed capital.....................        62,379         44,400
  Cash...................................................            --          1,462
  Dividends and interest receivable......................       320,871          9,670
  Receivable for investments sold........................     1,881,348             --
  Other assets...........................................         3,534             --
                                                           ------------     ----------
      Total assets.......................................   268,155,886      4,684,508
                                                           ------------     ----------
LIABILITIES:
  Written options, at value(2)...........................       168,850             --
  Payable to Adviser.....................................       244,692          5,043
  Payable to Trustees....................................        26,935            438
  Payables for collateral received for securities
    loaned...............................................    34,390,800          7,600
  Payable for withdrawn capital..........................       403,941          8,788
  Payable to Custodian...................................       833,432             --
  Accrued expenses and other liabilities.................       217,736         10,952
                                                           ------------     ----------
      Total liabilities..................................    36,286,386         32,821
                                                           ------------     ----------
    Net assets...........................................  $231,869,500     $4,651,687
                                                           ============     ==========
(1) Cost of investments..................................  $239,481,739     $3,993,469
                                                           ============     ==========
(2) Premiums received....................................  $    336,187     $       --
                                                           ============     ==========
(3) Includes loaned securities with a market value of....  $ 33,716,357     $    7,384
                                                           ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2003

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                               PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)..............................  $76,289,516   $25,358,422
  Receivable for contributed capital........................      883,742        17,139
  Cash......................................................       93,448            --
  Dividends and interest receivable.........................      133,585        14,373
  Other assets..............................................       22,351           395
                                                              -----------   -----------
      Total assets..........................................   77,422,642    25,390,329
                                                              -----------   -----------
LIABILITIES:
  Written options, at value(2)..............................       16,750        62,000
  Payable to Adviser........................................       69,686        25,854
  Payable to Trustees.......................................        2,925         2,769
  Payables for collateral received for securities loaned....    2,958,900       674,700
  Payable for investments purchased.........................    1,090,402            --
  Payable for withdrawn capital.............................      381,728        39,404
  Accrued expenses and other liabilities....................       47,298        71,051
                                                              -----------   -----------
      Total liabilities.....................................    4,567,689       875,778
                                                              -----------   -----------
    Net assets..............................................  $72,854,953   $24,514,551
                                                              ===========   ===========
(1) Cost of investments.....................................  $63,811,375   $26,222,419
                                                              ===========   ===========
(2) Premiums received.......................................  $    85,926   $   140,345
                                                              ===========   ===========
(3) Includes loaned securities with a market value of.......  $ 2,917,566   $   657,472
                                                              ===========   ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2003

                                                                              THE KINETICS
                                                                               GOVERNMENT
                                                              THE SMALL CAP      MONEY
                                                              OPPORTUNITIES      MARKET
                                                                PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)..............................   $29,420,715     $3,044,958
  Receivable for contributed capital........................       555,554             --
  Cash......................................................        70,689            535
  Dividends and interest receivable.........................        32,594             --
  Other assets..............................................        20,103          3,388
                                                               -----------     ----------
      Total assets..........................................    30,099,655      3,048,881
                                                               -----------     ----------
LIABILITIES:
  Written options, at value(2)..............................        26,750             --
  Payable to Adviser........................................        25,175          2,666
  Payable to Trustees.......................................         1,887          5,259
  Payables for collateral received for securities loaned....     1,827,000             --
  Payable for investments purchased.........................       912,646             --
  Payable for withdrawn capital.............................     1,485,367         76,000
  Accrued expenses and other liabilities....................        31,296         39,830
                                                               -----------     ----------
      Total liabilities.....................................     4,310,121        123,755
                                                               -----------     ----------
    Net assets..............................................   $25,789,534     $2,925,126
                                                               ===========     ==========
(1) Cost of investments.....................................   $23,580,302     $3,044,958
                                                               ===========     ==========
(2) Premiums received.......................................   $    19,299
                                                               ===========
(3) Includes loaned securities with a market value of.......   $ 1,799,800
                                                               ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2003

                                                                           THE INTERNET
                                                          THE INTERNET       EMERGING
                                                           PORTFOLIO     GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................................  $ 2,380,173       $   92,550
  Interest..............................................    3,875,249           58,454
  Income from securities lending........................       42,217              385
                                                          -----------       ----------
        Total investment income.........................    6,297,639          151,389
                                                          -----------       ----------
EXPENSES:
  Investment advisory fees..............................    3,143,330           50,073
  Administration fees...................................      278,008            4,715
  Professional fees.....................................      160,787            2,570
  Custodian fees and expenses...........................       76,515           12,835
  Trustees' fees and expenses...........................       59,808              902
  Fund accounting fees..................................       61,443            2,340
  Other expenses........................................       20,453              287
                                                          -----------       ----------
        Net expenses....................................    3,800,344           73,722
                                                          -----------       ----------
Net investment income...................................    2,497,295           77,667
                                                          -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency....................   23,682,254         (894,905)
    Written option contracts expired or closed..........   (2,458,314)           9,230
  Net change in unrealized appreciation of:
    Investments and foreign currency....................   70,124,275        1,968,418
    Written option contracts............................       52,634           (5,855)
                                                          -----------       ----------
Net gain on investments.................................   91,400,849        1,076,888
                                                          -----------       ----------
Net increase in net assets resulting from operations....  $93,898,144       $1,154,555
                                                          ===========       ==========
+ Net of Foreign Taxes Withheld of:.....................  $    55,360       $      394
                                                          ===========       ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2003

                                                                THE
                                                             PARADIGM      THE MEDICAL
                                                             PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................................    $   363,741    $  175,488
  Interest..............................................        438,478        73,577
  Income from securities lending........................          1,112         3,596
                                                            -----------    ----------
        Total investment income.........................        803,331       252,661
                                                            -----------    ----------
EXPENSES:
  Investment advisory fees..............................        353,840       324,322
  Administration fees...................................         37,304        28,670
  Professional fees.....................................         17,231        16,584
  Custodian fees and expenses...........................         14,370        10,694
  Trustees' fees and expenses...........................          5,561         6,087
  Fund accounting fees..................................         13,617         9,015
  Other expenses........................................            709         2,149
                                                            -----------    ----------
      Total expenses....................................        442,632       397,521
      Expense reduction*................................        (28,798)           --
                                                            -----------    ----------
        Net expenses....................................        413,834       397,521
                                                            -----------    ----------
  Net investment income (loss)..........................        389,497      (144,860)
                                                            -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency....................        439,696      (229,786)
    Written option contracts expired or closed..........         14,116        82,016
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency....................     12,126,530     5,704,815
    Written option contracts............................         73,568       (77,429)
                                                            -----------    ----------
Net gain on investments.................................     12,653,910     5,479,616
                                                            -----------    ----------
Net increase in net assets resulting from operations....    $13,043,407    $5,334,756
                                                            ===========    ==========
+ Net of Foreign Taxes Withheld of:.....................    $    10,704    $   11,722
                                                            ===========    ==========

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2003

                                                         THE SMALL CAP     THE KINETICS
                                                         OPPORTUNITIES   GOVERNMENT MONEY
                                                           PORTFOLIO     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................   $  517,907         $     --
  Interest.............................................      293,974          465,419
  Income from securities lending.......................          239               --
                                                          ----------         --------
        Total investment income........................      812,120          465,419
                                                          ----------         --------
EXPENSES:
  Investment advisory fees.............................      222,996          246,423
  Administration fees..................................       20,443           53,307
  Professional fees....................................       10,926           34,222
  Custodian fees and expenses..........................       31,573           14,231
  Trustees' fees and expenses..........................        3,956           13,896
  Fund accounting fees.................................        7,050           22,596
  Other expenses.......................................          525            6,503
                                                          ----------         --------
        Total expenses.................................      297,469          391,178
        Expense reduction*.............................      (31,668)              --
                                                          ----------         --------
        Net expenses...................................      265,801          391,178
                                                          ----------         --------
Net investment income..................................      546,319           74,241
                                                          ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments and foreign currency...................    1,458,052               --
    Written option contracts expired or closed.........       53,322               --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................    5,918,566               --
    Written option contracts...........................      (11,663)              --
                                                          ----------         --------
Net gain on investments................................    7,418,277               --
                                                          ----------         --------
Net increase in net assets resulting from operations...   $7,964,596         $ 74,241
                                                          ==========         ========
+ Net of Foreign Taxes Withheld of:....................   $    1,249         $     --
                                                          ==========         ========

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                          THE INTERNET
                                    THE INTERNET PORTFOLIO          EMERGING GROWTH PORTFOLIO
                               ---------------------------------   ---------------------------
                                   FOR THE           FOR THE         FOR THE        FOR THE
                                 YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                    2003              2002             2003           2002
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)...................  $     2,497,295   $     1,430,291   $    77,667    $   (43,192)
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options..........       21,223,940      (119,821,765)     (885,675)    (2,199,366)
  Net change in unrealized
    appreciation of
    investments, foreign
    currency and written
    options..................       70,176,909        59,167,794     1,962,563      1,047,336
                               ---------------   ---------------   -----------    -----------
      Net increase (decrease)
        in net assets
        resulting from
        operations...........       93,898,144       (59,223,680)    1,154,555     (1,195,222)
                               ---------------   ---------------   -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............    2,405,859,200     6,246,337,962     3,705,810        479,676
  Withdrawals................   (2,458,346,799)   (6,295,968,211)   (3,554,101)    (1,130,358)
                               ---------------   ---------------   -----------    -----------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........      (52,487,599)      (49,630,249)      151,709       (650,682)
                               ---------------   ---------------   -----------    -----------
  Total increase (decrease)
    in net assets............       41,410,545      (108,853,929)    1,306,264     (1,845,904)
NET ASSETS:
  Beginning of period........      190,458,955       299,312,884     3,345,423      5,191,327
                               ---------------   ---------------   -----------    -----------
  End of period..............  $   231,869,500   $   190,458,955   $ 4,651,687    $ 3,345,423
                               ===============   ===============   ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                               THE PARADIGM PORTFOLIO          THE MEDICAL PORTFOLIO
                             ---------------------------   -----------------------------
                               FOR THE        FOR THE         FOR THE         FOR THE
                              YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                 2003           2002           2003            2002
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss).................  $    389,497   $    (28,085)  $    (144,860)  $    (140,748)
  Net realized gain (loss)
    on sale of investments,
    foreign currency and
    written options........       453,812       (453,569)       (147,770)     (2,214,611)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options................    12,200,098        111,811       5,627,386      (8,862,627)
                             ------------   ------------   -------------   -------------
      Net increase
        (decrease) in net
        assets resulting
        from operations....    13,043,407       (369,843)      5,334,756     (11,217,986)
                             ------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions............    92,415,880     23,900,519     132,047,719     140,914,902
  Withdrawals..............   (43,123,610)   (21,837,146)   (136,308,781)   (148,002,868)
                             ------------   ------------   -------------   -------------
      Net increase
        (decrease) in net
        assets resulting
        from beneficial
        interest
        transactions.......    49,292,270      2,063,373      (4,261,062)     (7,087,966)
                             ------------   ------------   -------------   -------------
  Total increase (decrease)
    in net assets..........    62,335,677      1,693,530       1,073,694     (18,305,952)
NET ASSETS:
  Beginning of period......    10,519,276      8,825,746      23,440,857      41,746,809
                             ------------   ------------   -------------   -------------
  End of period............  $ 72,854,953   $ 10,519,276   $  24,514,551   $  23,440,857
                             ============   ============   =============   =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                THE SMALL CAP
                                                           OPPORTUNITIES PORTFOLIO
                                                         ----------------------------
                                                            FOR THE        FOR THE
                                                          YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                             2003            2002
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss).........................  $     546,319   $    (21,502)
  Net realized gain (loss) on sale of investments,
    foreign currency and written options...............      1,511,374     (1,537,614)
  Net change in unrealized appreciation (depreciation)
    of investments, foreign currency and written
    options............................................      5,906,903       (651,273)
                                                         -------------   ------------
      Net increase (decrease) in net assets resulting
        from operations................................      7,964,596     (2,210,389)
                                                         -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Contributions........................................    207,817,396     68,372,440
  Withdrawals..........................................   (193,488,428)   (71,826,291)
                                                         -------------   ------------
      Net increase (decrease) in net assets resulting
        from beneficial interest transactions..........     14,328,968     (3,453,851)
                                                         -------------   ------------
  Total increase (decrease) in net assets..............     22,293,564     (5,664,240)
NET ASSETS:
  Beginning of period..................................      3,495,970      9,160,210
                                                         -------------   ------------
  End of period........................................  $  25,789,534   $  3,495,970
                                                         =============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                         THE KINETICS GOVERNMENT
                                                          MONEY MARKET PORTFOLIO
                                                     --------------------------------
                                                        FOR THE           FOR THE
                                                       YEAR ENDED       YEAR ENDED
                                                      DECEMBER 31,     DECEMBER 31,
                                                          2003             2002
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income............................  $       74,241   $       628,146
  Net realized gain on sale of investments.........              --                --
  Net change in unrealized appreciation of
    investments....................................              --                --
                                                     --------------   ---------------
      Net increase in net assets resulting from
        operations.................................          74,241           628,146
                                                     --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST TRANSACTIONS:
  Contributions....................................   2,678,064,621     6,517,468,035
  Withdrawals......................................  (2,803,974,514)   (6,484,223,874)
                                                     --------------   ---------------
      Net increase (decrease) in net assets
        resulting from beneficial interest
        transactions...............................    (125,909,893)       33,244,161
                                                     --------------   ---------------
  Total increase (decrease) in net assets..........    (125,835,652)       33,872,307
NET ASSETS:
  Beginning of period..............................     128,760,778        94,888,471
                                                     --------------   ---------------
  End of period....................................  $    2,925,126   $   128,760,778
                                                     ==============   ===============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2003

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2003, The Internet Portfolio held one such security which represented 0.63% of the Portfolio's net assets.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2003, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE REDUCTION
The Adviser has directed certain of The Paradigm Portfolio and The Small Cap Opportunities Portfolio trades to brokers believed to provide best execution and has generated directed brokerage credits to reduce certain service provider fees. For the year ended December 31, 2003, the total expenses of The Paradigm Portfolio and The Small Cap Opportunities Portfolio were reduced by $28,798 and $31,668, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. For the year ended December 31, 2003, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio incurred expenses of $3,143,330, $50,073, $353,840, $324,322, $222,996 and
$246,423, respectively, pursuant to the Investment Advisory Agreement.

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2003 were as follows:

                                     PURCHASES                     SALES
                             -------------------------   -------------------------
                                U.S.                        U.S.
                             GOVERNMENT      OTHER       GOVERNMENT      OTHER
                             ----------   ------------   ----------   ------------
The Internet Portfolio.....     $--       $143,567,671      $--       $161,009,743
The Internet Emerging
  Growth Portfolio.........      --          2,398,947       --            594,272
The Paradigm Portfolio.....      --         46,484,927       --          5,233,416
The Medical Portfolio......      --          3,106,663       --          7,283,558
The Small Cap Opportunities
  Portfolio................      --         37,438,757       --         23,735,876

As of December 31, 2003, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                              NET
                                          APPRECIATION    APPRECIATED   DEPRECIATED
                                         (DEPRECIATION)   SECURITIES     SECURITIES
                                         --------------   -----------   ------------
The Internet Portfolio.................   $23,925,156     $75,267,213   $(51,342,057)
The Internet Emerging Growth
  Portfolio............................       613,122       1,266,971       (653,849)
The Paradigm Portfolio.................    12,485,339      13,017,816       (532,477)
The Medical Portfolio..................      (785,652)      4,722,424     (5,508,076)
The Small Cap Opportunities
  Portfolio............................     5,772,045       6,164,555       (392,510)

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

At December 31, 2003, the cost of investments for federal income tax purposes was $242,129,935, $4,015,854, $63,873,353, $26,222,419 and $23,641,219 for The
Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio, respectively.

For the year ended December 31, 2003, the Master Portfolios wrote the following options:

                                                           NUMBER        PREMIUM
                                                        OF CONTRACTS      AMOUNT
                                                        ------------    ----------
THE INTERNET PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Period..............        1,612       $1,077,028
Options Written.....................................       10,695        2,996,492
Options Exercised...................................         (266)        (107,078)
Options Expired.....................................       (1,950)        (506,059)
Options Closed......................................       (8,591)      (3,124,196)
                                                           ------       ----------
Outstanding at the End of Period....................        1,500       $  336,187
                                                           ======       ==========
THE INTERNET EMERGING GROWTH PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Period..............           20       $    9,230
Options Expired.....................................          (20)          (9,230)
                                                           ------       ----------
Outstanding at the End of Period....................           --       $       --
                                                           ======       ==========
THE PARADIGM PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Period..............          380       $   45,257
Options Written.....................................          862          269,494
Options Expired.....................................          (20)          (7,232)
Options Closed......................................         (802)        (221,593)
                                                           ------       ----------
Outstanding at the End of Period....................          420       $   85,926
                                                           ======       ==========
THE MEDICAL PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Period..............          580       $  448,325
Options Written.....................................          270          103,476
Options Exercised...................................         (460)        (257,557)
Options Expired.....................................         (100)         (52,049)
Options Closed......................................          (90)        (101,850)
                                                           ------       ----------
Outstanding at the End of Period....................          200       $  140,345
                                                           ======       ==========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
----------------------------------------------------
Outstanding at the Beginning of Period..............          180       $   28,812
Options Written.....................................          450           77,297
Options Exercised...................................          (80)         (20,519)
Options Closed......................................         (400)         (66,291)
                                                           ------       ----------
Outstanding at the End of Period....................          150       $   19,299
                                                           ======       ==========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

5.   PORTFOLIO SECURITIES LOANED

As of December 31, 2003, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral at December 31, 2003, were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $33,716,357   $34,390,800
The Internet Emerging Growth Portfolio....        7,384         7,600
The Paradigm Portfolio....................    2,917,566     2,958,900
The Medical Portfolio.....................      657,472       674,700
The Small Cap Opportunities Portfolio.....    1,799,800     1,827,000

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                              THE INTERNET PORTFOLIO
                                   -----------------------------------------------------------------------------
                                        FOR THE             FOR THE             FOR THE        APRIL 28, 2000(+)
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED            THROUGH
                                   DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                   -----------------   -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....        1.51%               1.51%               1.44%               1.43%*
 After expense reimbursement.....        1.51%               1.51%               1.44%               1.43%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement....        0.99%               0.50%               0.32%              (0.69%)*
 After expense reimbursement.....        0.99%               0.50%               0.32%              (0.69%)*
Portfolio turnover rate..........          69%                 41%                 44%                 16%

------------------
*   Annualized.
(+) Commencement of operations.

                                                      THE INTERNET EMERGING GROWTH PORTFOLIO
                                   -----------------------------------------------------------------------------
                                        FOR THE             FOR THE             FOR THE        APRIL 28, 2000(+)
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED            THROUGH
                                   DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                   -----------------   -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....        1.84%               1.83%               2.30%               1.93%*
 After expense reimbursement.....        1.84%               1.83%               2.30%               1.84%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement....        1.94%              (1.07%)             (0.22%)             (0.35%)*
 After expense reimbursement.....        1.94%              (1.07%)             (0.22%)             (0.26%)*
Portfolio turnover rate..........          20%                 27%                 24%                 30%

------------------
*   Annualized.
(+) Commencement of operations.

                                                              THE PARADIGM PORTFOLIO
                                   -----------------------------------------------------------------------------
                                        FOR THE             FOR THE             FOR THE        APRIL 28, 2000(+)
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED            THROUGH
                                   DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                   -----------------   -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....        1.56%               1.64%               2.27%               2.85%*
 After expense reimbursement.....        1.46%               1.64%               2.27%               2.60%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement....        1.28%              (0.27%)             (0.69%)             (0.66%)*
 After expense reimbursement.....        1.38%              (0.27%)             (0.69%)             (0.41%)*
Portfolio turnover rate..........          20%                 40%                 41%                 89%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2003

                                                               THE MEDICAL PORTFOLIO
                                   -----------------------------------------------------------------------------
                                        FOR THE             FOR THE             FOR THE        APRIL 28, 2000(+)
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED            THROUGH
                                   DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                   -----------------   -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....        1.53%               1.53%               1.51%               1.47%*
 After expense reimbursement.....        1.53%               1.53%               1.51%               1.46%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement....       (0.56%)             (0.47%)             (0.39%)             (0.55%)*
 After expense reimbursement.....       (0.56%)             (0.47%)             (0.39%)             (0.54%)*
Portfolio turnover rate..........          16%                  9%                  6%                  1%

------------------
*   Annualized.
(+) Commencement of operations.

                                                       THE SMALL CAP OPPORTUNITIES PORTFOLIO
                                   -----------------------------------------------------------------------------
                                        FOR THE             FOR THE             FOR THE        APRIL 28, 2000(+)
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED            THROUGH
                                   DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                   -----------------   -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....        1.67%               1.66%               2.35%               13.27%*
 After expense reimbursement.....        1.49%               1.66%               2.35%               10.93%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement....        2.88%              (0.29%)             (0.99%)             (11.12%)*
 After expense reimbursement.....        3.06%              (0.29%)             (0.99%)              (8.78%)*
Portfolio turnover rate..........         180%                200%                181%                 198%

------------------
*   Annualized.
(+) Commencement of operations.

                                                              THE KINETICS GOVERNMENT
                                                              MONEY MARKET PORTFOLIO
                                   -----------------------------------------------------------------------------
                                        FOR THE             FOR THE             FOR THE        APRIL 28, 2000(+)
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED            THROUGH
                                   DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                   -----------------   -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement....        0.79%               0.75%               0.79%               0.78%*
 After expense reimbursement.....        0.79%               0.75%               0.79%               0.78%*
Ratio of net investment income to
 average net assets:
 Before expense reimbursement....        0.15%               0.67%               2.70%               5.36%*
 After expense reimbursement.....        0.15%               0.67%               2.70%               5.36%*
Portfolio turnover rate..........          N/A                 N/A                 N/A                 N/A

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST
 REPORT OF INDEPENDENT AUDITORS

     To the Board of Trustees
     of Kinetics Portfolios Trust

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments and of options written, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Kinetics Government Money Market Portfolio (each a series of Kinetics Portfolios Trust, hereafter referred to as the "Trust") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

     [PRICEWATERHOUSEECOOPERS LLP]
     PricewaterhouseCoopers LLP
     Milwaukee, Wisconsin
     February 20, 2004

                   (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC.
 MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios' shareholders and are governed by the laws of the State of Delaware in this regard.

                                                                          NUMBER OF PORTFOLIOS
                                                         TERM OF OFFICE/      AND FUNDS IN
                                   POSITION(S) WITH THE     LENGTH OF       COMPLEX OVERSEEN
     NAME AND ADDRESS        AGE    COMPANY AND TRUST      TIME SERVED    BY TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------
Murray Stahl ..............  49    Director/Trustee      Indefinite/               12
470 Park Avenue South                                    4 years
New York, NY 10016
Steven T. Russell .........  39    Independent           Indefinite/               12
138 Fairview Avenue                Director/             4 years
Bayport, NY 11705                  Independent Trustee
Douglas Cohen, C.P.A. .....  41    Independent           Indefinite/               12
6 Saywood Lane                     Director/             4 years
Stonybrook, NY 11790               Independent Trustee
William J. Graham .........  41    Independent           Indefinite/
330 Motor Parkway                  Director/             4 years
Hauppauge, NY 11788                Independent Trustee
Peter B. Doyle ............  40    Director/Trustee      Indefinite/               12
470 Park Avenue South                                    2 years
New York, NY 10016
Leonid Polyakov ...........  44    Director/Trustee      Indefinite/               12
1311 Mamaroneck Avenue                                   2 years
White Plains, NY 10605
Joseph E. Breslin .........  49    Independent           Indefinite/               12
54 Woodland Drive                  Director/             4 years
Rye Brook, NY 10573                Independent Trustee
John J. Sullivan ..........  71    Independent           Indefinite/               12
31 Hemlock Drive                   Director/             4 years
Sleepy Hollow, NY 10591            Independent Trustee

 KINETICS MUTUAL FUNDS, INC.
 MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS -- (CONTINUED)

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Fund and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds' officers and directors and is available, without charge, upon request by calling (800) 930-3828.


    PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE/DIRECTOR
--------------------------------------------------------------------------------------------------
    President, Horizon Asset Management, an           Chairman of Horizon Asset Management;
    investment adviser (1994 to Present).             Chairman FRMO Corporation

    Attorney and Counselor at Law, Partner Law firm   N/A
    of Russell and Fig (since September 2002);
    Steven Russell Law Firm (1994 to 2002);
    Professor of Business Law, Suffolk County
    Community College (1997 to Present).

    Wagner, Awerma & Strinberg, LLP Certified         N/A
    Public Accountant (1997 to present); Leon D.
    Alpern & Co. (1985 to 1997)

    Attorney, William J. Graham, PC (2002 to          N/A
    present); Bracken & Margolin, LLP (1997 to
    2002); Gabor & Gabor (1995 to 1997).

    President, Kinetics Asset Management and          N/A
    Kinetics Fund Distributors, Inc. (2002 to
    present); Director and Officer, Horizon Asset
    Management, Inc. (1994 to Present) Chief
    Investment Strategist, Kinetics Mutual Funds,
    Inc. (1998 to Present).

    CFO Kinetics Asset Management, Inc. (2000 -       N/A
    current) Formerly, Vice-President JP Morgan
    Asset Management (1997-2000).

    Consultant (2003 to present); Senior Vice         Director of Andrx Corporation
    President, Marketing & Sales, IBJ Whitehall
    Financial Group, a financial services company
    (1999 to 2003); formerly President, J.E.
    Breslin & Co., an investment management
    consulting firm (1994 to 1999).

    Retired; Senior Advisor, Long Term Credit Bank    Director of Board of Governors for The Sky
    of Japan, Ltd.; Executive Vice President, LTCB    Club
    Trust Company (1987-1999).

 KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 PRIVACY POLICY

We collect the following nonpublic personal information about you:

  - Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

  - Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                                Kinetics Mutual
                                  Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees/directors has determined that there is at least one audit committee financial expert serving (as defined in Item 3 on Form N-CSR) on its audit committee. Mr. Doug Cohen and Mr. Joseph Breslin are the "audit committee financial experts" and are considered to be "independent" (as each term is defined in Item 3 of Form N-CSR).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,850 and $118,650 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2002 and $53,400 and $124,600 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003.

         (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2002 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003.

         (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are $31,500 and $35,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2002 and $28,350 and $30,000 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003.

         (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2002 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003.

         (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

         (e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2002 and $0 and $0 for Kinetics Mutual Funds, Inc. and Kinetics Portfolios Trust, respectively, for 2003.

         (h)      Not applicable as the response to (g) of this item is none.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.


Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's Code of Ethics for Chief Executive and Chief Senior Financial Officers is filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
                       -------------------------------------------------------

         By (Signature and Title)      /s/ Peter B. Doyle
                                 ---------------------------------------------
                                            Peter B. Doyle, President

         Date   March 10, 2004
                --------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*      /s/ Peter B. Doyle
                                 ----------------------------------------------
                                            Peter B. Doyle, President

         Date  March 10, 2004
              --------------

         By (Signature and Title)*       /s/ Leonid Polyakov
                                 ----------------------------------------------
                                           Leonid Polyakov, Treasurer

         Date  March 10, 2004
              --------------

* Print the name and title of each signing officer under his or her signature.